AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 2, 1999

                                             File No. 333-

--------------------------------------------------------------------------------

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-14

                REGISTRATION STATEMENT UNDER THE
                    SECURITIES ACT OF 1933                    /X/



                       STI CLASSIC FUNDS
       (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        2 OLIVER STREET
                  BOSTON, MASSACHUSETTS 02109
       (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                           MARK NAGLE
                  C/O SEI INVESTMENTS COMPANY
                    ONE FREEDOM VALLEY ROAD
                    OAKS, PENNSYLVANIA 19456
            (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            Copies to:

RICHARD W. GRANT, ESQ.                       JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                  MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                           1701 MARKET STREET
PHILADELPHIA, PA 19103                       PHILADELPHIA, PA 19103

--------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                       STI CLASSIC FUNDS


                     Cross Reference Sheet


ITEMS REQUIRED BY FORM N-14

Part A.     Information Required in Prospectus     Registration Statement Heading
            -----------------------------------    ------------------------------
Item 1.     Beginning of Registration              Cover Page of Registration Statement
            Statement and outside Front Cover
            Page of Prospectus

Item 2. Beginning and Outside Back Cover Page Table of Contents of Prospectus

Item 3.     Synopsis and Risk Factors              Synopsis; Risks

Item 4.     Information About the Transaction      Synopsis; Reasons for the Reorganization;
                                                   Information Relating to the Reorganization;
                                                   Agreement and Plan of Reorganization

Item 5.     Information About the Registrant       Prospectus Cover Page; Synopsis; Shareholder Rights

Item 6.     Information About the Company          Prospectus Cover Page; Synopsis; Reasons for the
            Being Acquired                         Reorganization; Information Relating to the
                                                   Reorganization; Information About the STI Funds
                                                   and CrestFunds; Shareholder Rights

Item 7.     Voting Information                     Prospectus Cover Page; Notice of Special Meeting of
                                                   Shareholders; Synopsis; Agreement and Plan of
                                                   Reorganization

Item 8.     Interest of Certain Persons and        Voting Matters
            Experts

Item 9.     Additional Information Required        Not applicable.
            for Reoffering by Persons Deemed to
            be Underwriters

Part B.     Information Required in a
            Statement of Additional
            Information
            -----------------------------------

Item 10.    Cover Page                             Cover Page

Item 11.    Table of Contents                      Table of Contents

Item 12.    Additional Information About the       Incorporated by Reference to the STI Classic Funds'
            Registrant                             Prospectus and SAI

Item 13.    Additional Information About the       Incorporated by Reference to the CrestFunds'
            Company Being Acquired                 Prospectus and SAI




Item 14.    Financial Statements                  Financial Statements

Part C.     Other Information
            -----------------

Item 15.    Indemnification                       Indemnification

Item 16.    Exhibits                              Exhibits

Item 17.    Undertakings                          Undertakings


To CrestFunds Shareholders:

     Enclosed with this letter are proxy ballots, an N-14 combined proxy/prospectus statement and related information concerning a special meeting of CrestFunds shareholders.

     The purpose of this proxy package is to announce that a Shareholder Meeting for the CrestFunds has been scheduled for Friday, May 7, 1999. The purpose of the meeting is to ask shareholders to approve the Agreement and Plan of Reorganization between the CrestFunds and the STI Classic Funds. If you and the other shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in a STI Classic Funds portfolio with similar or identical objectives and policies.
As a shareholder of a STI Classic Funds portfolio, you will enjoy access, through the exchange privilege, to a much larger family of funds, including types of funds that the CrestFunds currently do not offer. This will provide you with a convenient way to diversify your investments.

     The Directors of the CrestFunds unanimously approved the Agreement and Plan of Reorganization at a meeting held on Friday, February 19, 1999. In coming to this conclusion, the Directors considered a variety of factors including:
     -    the compatibility of the funds' objectives and policies
     -    the performance of the corresponding STI Classic Funds
     - the experience and resources of the advisers for the corresponding STI Classic Funds
     -    the expense ratios of the combined fund family
     -    the potential economies of scale to be gained by the merger
     - the advantages of increased investment opportunities for CrestFunds shareholders; and
     - the fact that the consolidation will be free from Federal income taxes.

     The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus and proxy statement that accompanies this letter. We encourage you to read it thoroughly. In addition, beginning on the next page you will find answers to questions shareholders frequently ask about fund reorganizations.



     Most shareholders cast their votes by filling out and signing the enclosed proxy card. In order to conduct the Shareholder Meeting, a majority of shares must be represented. YOUR VOTE IS VERY IMPORTANT. PLEASE MARK, SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE.

     We thank you for your continued confidence and support.

                                        Sincerely,



                                        Jesse F. Williams III
                                        CHAIRMAN OF THE BOARD



                        IMPORTANT PROXY INFORMATION ENCLOSED
                            -IMMEDIATE ACTION REQUIRED-

TWO NEW WAYS TO VOTE ...

                               VOTE BY TELEPHONE

               It's fast, convenient, and your vote is immediately
                               confirmed and posted.

                             Using a touch tone phone
              call the toll-free number shown below or, if you prefer,
          send back your signed proxy in the postage paid envelope provided.

                          Just follow these 4 easy steps:

                   Read the accompanying Proxy Statement and ballot.
                   Call 1-800-690-6903.
                   Enter your 12 digit Control Number located on your ballot. Follow the simple recorded instructions.

Vote by Internet

                   Its' fast, convenient, and your vote is immediately
                      confirmed and posted and you can get all future
                                  materials by internet.

                                    WWW.PROXYVOTE.COM

                             Just follow these 4 easy steps:

                   Read the accompanying Proxy Statement and ballot.
                   Go to website WWW.PROXYVOTE.COM.
                   Enter your 12 digit Control Number located on your ballot. Follow the simple instructions.

                        BENEFITS OF TOUCH TONE AND INTERNET VOTING:

                                Immediate voting results.
                   Voting six days a week, between 8 am and midnight
                                 (except day of meeting).
                         The call takes as little as one minute.


          DO NOT RETURN VOTING FORM IF YOU ARE VOTING BY TELEPHONE OR INTERNET

                                QUESTIONS & ANSWERS
                                      FOR THE
                                     CRESTFUNDS
                                SHAREHOLDER MEETING






Q. WHY IS THE BOARD OF DIRECTORS PROPOSING TO REORGANIZE THE CRESTFUNDS AND THE STI CLASSIC FUNDS?

A. As you are aware, Crestar Financial Corporation and SunTrust Banks, Inc. merged on December 31, 1998. Before approving the integration of the CrestFunds into the STI Classic Funds, the CrestFunds' Directors evaluated possible benefits to shareholders, including the expanded range of investment alternatives that would be available to shareholders, the opportunities for increased economies of scale, and the potential for improved shareholder service. After careful consideration of costs and other factors, they determined that the Agreement and Plan of Reorganization is in the best interests of the CrestFunds shareholders. Through this proxy, they are submitting the proposal for reorganization to you - the CrestFunds shareholders - for a vote.

Q.   HOW WILL THIS AFFECT ME AS A CRESTFUNDS SHAREHOLDER?

A. You will become a shareholder of a STI Classic Fund portfolio with similar or identical investment objectives and policies that are similar or identical to those of the CrestFunds you currently hold. Also, as an STI Classic Fund shareholder, you will have access to the wider array of fund portfolios offered by the STI Classic family of funds.

     The reorganization provides for the transfer of all of the assets of each of the CrestFunds into its corresponding STI Classic Fund in exchange for shares of the STI Classic Fund. In some cases, CrestFunds will be combined with similar STI Classic Funds. In cases where there is no similar STI Classic Fund, a new one will be established.

     There are NO SALES CHARGES on this transaction. Each CrestFunds shareholder will receive shares of STI Classic Funds equal in value to his or her CrestFunds shares. In certain cases, the per share value of your fund may change. However, in these cases the number of shares that you own will be adjusted so that there will be NO CHANGE in the market value of your account as a result of the merger.

Q.   WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. It is expected that either the CrestFunds nor their shareholders will incur any Federal income tax as a result of the reorganizations.

Q.   WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATIONS?

A. CrestFunds shareholders will receive shares of the following corresponding STI Classic Funds portfolios. Generally CrestFunds Investor A shareholders will receive STI Classic Fund Investor shares and CrestFunds Investor B shareholders will receive STI Classic Fund Flex shares. CrestFunds Trust shareholders will receive STI Classic Fund Trust shares. Please refer to the enclosed STI Classic Fund prospectus for more details. Listed below are the CrestFunds and the corresponding STI Classic Fund portfolio:

     CRESTFUNDS                         STI CLASSIC FUNDS
     -----------------------------------------------------
     Value                               Growth and Income
     Capital Appreciation                Capital Appreciation
     Special Equity                      Small Cap Growth Stock
     Government Bond                     U.S. Government Securities
     Intermediate Bond                   Investment Grade Bond
     Limited Term Bond                   Short-Term Bond
     Maryland Municipal Bond             Maryland Municipal Bond
     Virginia Municipal Bond             Virginia Municipal Bond
     Virginia Intermediate Muni. Bond    Virginia Intermed. Muni. Bond
     Cash Reserve                        Prime Quality Money Market
     U.S. Treasury Money                 U.S. Treasury Money Market
     Tax Free Money                      Tax-Free Money Market
     Life Vision Maximum Growth          Life Vision Maximum Growth
     Life Vision Growth and Income       Life Vision Growth and Income
     Life Vision Balanced                Life Vision Balanced

Q.   HOW DOES THE CRESTFUNDS BOARD OF DIRECTORS RECOMMEND THAT I VOTE?

A. After careful consideration, the CrestFunds Directors unanimously recommend that you vote "FOR" the proposed reorganizations. The Board also wishes to remind you to vote and return ALL the proxy ballot cards you receive. This means that if you receive multiple proxies and ballot cards because you are invested in more than one CrestFunds portfolio, please fill out and return each and every ballot card you receive.

Q.   HOW DO I VOTE?

A. You can vote by mail, phone, fax, Internet, or in person. To vote by mail, please date, sign and return the proxy card using the enclosed, postage-paid envelope. You may fax your vote by signing and dating the card and faxing both sides of the card to (xxx) xxx-xxxx. Our proxy solicitor, ______________, can accept your vote over the phone - call toll-free (800)xxx-xxxx. You may also submit your vote over the Internet at www.__________.com. Finally, you may vote in person by attending the Special Meeting on May 7, 1999.

Q.   WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact your account administrator, Financial Consultant, or the CrestFunds directly at 1-800-CRESTAR (1-800-273-7827).

                     PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
                               YOUR VOTE IS IMPORTANT!

                                   CRESTFUNDS, INC.
                                   32 South Street
                                 Baltimore, MD 21210

                      NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                              TO BE HELD ON MAY 7, 1999

     Notice is hereby given that a Special Meeting of Shareholders of the CrestFunds, Inc. (the "Corporation"), with respect to its fifteen series (each a "CrestFund" and collectively, the "CrestFunds"), will be held at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456, on May 7, 1999 at 3:00 p.m. (Eastern Time) for the purposes of considering the proposals set forth below. Collectively, the proposals will, if approved, result in the transfer of the assets and stated liabilities of each CrestFund to a corresponding series of the STI Classic Funds (the "Trust") in return for shares of such series (each an "STI Fund")(the "Reorganization").

     Proposal 1:    Approval of the Agreement and Plan of Reorganization  (the
                    "Reorganization Agreement") as it relates to (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Capital Appreciation Fund to the STI
                    Capital Growth Fund(1) in exchange for shares of the STI
                    Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 2:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Special Equity Fund to the STI
                    Small Cap Growth Stock Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 3:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Intermediate Bond Fund to the STI Investment Grade Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                    and (iii) the termination under state law of the CrestFund;

     Proposal 4:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Limited Term Bond Fund to the STI Short-Term Bond Fund, in exchange for shares of the

--------------------------
(1) The STI Capital Growth Fund will be renamed the "STI Capital Appreciation Fund" following the consummation of the Reorganization.

     STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 5:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Cash Reserve Fund to the STI
                    Prime Quality Money Market Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                    and (iii) the termination under state law of the CrestFund;

     Proposal 6:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds U.S. Treasury Money Fund to the STI U.S. Treasury Money Market Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 7:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Government Bond Fund to the STI U.S. Government Securities Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding
                    CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 8:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Tax Free Money Fund to the STI
                    Tax-Free Money Market Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 9:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Value Fund to the STI Growth and Income Fund, in exchange for shares of the STI Fund;
                    (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 10:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Virginia Municipal Bond Fund to the STI Virginia Municipal Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so
                    received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 11:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Virginia Intermediate
                    Municipal Bond Fund to the STI Virginia Intermediate
                    Municipal Bond Fund, in exchange for shares of the STI Fund;
                    (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 12:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Maryland Municipal Bond Fund to the STI Maryland Municipal Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 13:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Maximum Growth Portfolio to the STI Life Vision Maximum Growth Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 14:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Growth and Income Portfolio to the STI Life Vision Growth and Income Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 15:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Balanced Portfolio to the STI
                    Life Vision Balanced Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                    and (iii) the termination under state law of the CrestFund;

     Proposal 16:   The transaction of such other business as may properly be
                    brought before the meeting.

     Shareholders of record as of the close of business on March 5, 1999 are entitled to notice of, and to vote at, this meeting or any adjournment thereof. Shareholders of the respective CrestFunds will vote separately, and the proposed Reorganization will be effected as to a particular CrestFund only if that Fund's shareholders approve the proposal.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF CRESTFUNDS.
YOU MAY EXECUTE THE PROXY CARD IN ONE OF THE FOUR METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.



David M. Carter
Secretary

                  , 1999

                             PROXY STATEMENT/PROSPECTUS

                           DATED __________________, 1999

             RELATING TO THE ACQUISITION OF THE ASSETS OF PORTFOLIOS OF

                                  CRESTFUNDS, INC.
                                  32 SOUTH STREET
                                BALTIMORE, MD 21210
                                   1-800-273-7827

               BY AND IN EXCHANGE FOR SHARES OF CERTAIN PORTFOLIOS OF

                                 STI CLASSIC FUNDS
                                  2 OLIVER STREET
                                  BOSTON, MA 02109
                                   1-800-874-4770

     This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of CrestFunds, Inc. (the "Corporation") in connection with the Special Meeting of Shareholders (the "Meeting") of each investment portfolio of the Corporation (the Capital Appreciation Fund, Special Equity Fund, Intermediate Bond Fund, Limited Term Bond Fund, Cash Reserve Fund, U.S. Treasury Money Fund, Government Bond Fund, Tax Free Money Fund, Value Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Maximum Growth Portfolio, Growth and Income Portfolio, and Balanced Portfolio) (each a "CrestFund" and collectively, the "CrestFunds"), to be held on May 7, 1999 at 3:00 p.m. (Eastern Time) at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456. At the meeting, shareholders of each CrestFund, voting separately, will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated _________________, 199__ (the "Reorganization Agreement"), by and between Corporation and STI Classic Funds (the "Trust") on behalf of six of its existing series (the STI Capital Growth Fund,(2) Small Cap Growth Stock Fund, Investment Grade Bond Fund, Short-Term Bond Fund, Prime Quality Money Market Fund, and U.S. Government Securities Fund) (collectively, the "Existing STI Funds") and nine new series (the U.S. Treasury Money Market Fund, Tax-Free Money Market Fund, Growth and Income Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Life Vision Maximum Growth Portfolio, Life Vision Growth and Income Portfolio, and Life Vision Balanced Portfolio) (collectively, the "New STI Funds" and, with the Existing STI Funds, each a "STI Fund" and together, the "STI Funds"). The Corporation and the Trust are referred to collectively as the "Companies" and the participating series of the Companies are referred to
collectively as the "Funds."   A copy of the Reorganization Agreement is
attached as Exhibit A.
--------------------------
(2) The STI Capital Growth Fund will be renamed the "STI Capital Appreciation Fund" following the consummation of the Reorganization.

     Proposal 1:    Approval of an Agreement and Plan of Reorganization  (the
                    "Reorganization Agreement") as it relates to (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Capital Appreciation Fund to the STI
                    Capital Growth Fund (3) in exchange for shares of the STI
                    Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 2:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Special Equity Fund to the STI
                    Small Cap Growth Stock Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 3:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Intermediate Bond Fund to the STI Investment Grade Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                    and (iii) the termination under state law of the CrestFund;

     Proposal 4:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Limited Term Bond Fund to the STI Short-Term Bond Fund, in exchange for shares of the STI
                    Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 5:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Cash Reserve Fund to the STI
                    Prime Quality Money Market Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                    and (iii) the termination under state law of the CrestFund;

     Proposal 6:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated
                    liabilities of the CrestFunds U.S. Treasury Money Fund to
                    the STI U.S. Treasury Money Market Fund, in
-------------------------
(3) The STI Capital Growth Fund will be renamed the "STI Capital Appreciation Fund" following the consummation of the Reorganization.

                    exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 7:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Government Bond Fund to the STI U.S. Government Securities Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding
                    CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 8:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Tax Free Money Fund to the STI
                    Tax-Free Money Market Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and
                    (iii) the termination under state law of the CrestFund;

     Proposal 9:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Value Fund to the STI Growth and Income Fund, in exchange for shares of the STI Fund;
                    (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 10:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Virginia Municipal Bond Fund to the STI Virginia Municipal Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 11:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Virginia Intermediate
                    Municipal Bond Fund to the STI Virginia Intermediate
                    Municipal Bond Fund, in exchange for shares of the STI Fund;
                    (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 12:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Maryland Municipal Bond Fund to the STI Maryland Municipal Bond Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 13:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Maximum Growth Portfolio to the STI Life Vision Maximum Growth Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 14:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Growth and Income Portfolio to the STI Life Vision Growth and Income Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI
                    Fund's shares so received to shareholders of the corresponding CrestFund; and (iii) the termination under state law of the CrestFund;

     Proposal 15:   Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the CrestFunds Balanced Portfolio to the STI
                    Life Vision Balanced Portfolio, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding CrestFund;
                    and (iii) the termination under state law of the CrestFund;

     Proposal 16:   The transaction of such other business as may properly be
                    brought before the meeting.

     The Reorganization Agreement provides that each CrestFund will transfer all of its assets and certain stated liabilities to the corresponding STI Fund listed opposite its name in the following chart:



 CRESTFUNDS ACQUIRED FUNDS                     STI FUNDS ACQUIRING FUNDS
 -------------------------                     -------------------------
 Capital Appreciation Fund                     Capital Growth Fund*

 Special Equity Fund                           Small Cap Growth Stock Fund*

 Intermediate Bond Fund                        Investment Grade Bond Fund*

 Limited Term Bond Fund                        Short-Term Bond Fund*

 Cash Reserve Fund                             Prime Quality Money Market Fund*

                                      -4-

 Government Bond Fund                          U.S. Government Securities Fund*

 U.S. Treasury Money Fund                      U.S. Treasury Money Market Fund+

 Tax Free Money Fund                           Tax-Free Money Market Fund+

 Value Fund                                    Growth and Income Fund+

 Virginia Municipal Bond Fund                  Virginia Municipal Bond Fund+

 Virginia Intermediate Municipal Bond Fund     Virginia Intermediate Municipal Bond Fund+

 Maryland Municipal Bond Fund                  Maryland Municipal Bond Fund+

 Maximum Growth Portfolio                      Life Vision Maximum Growth Portfolio+

 Growth and Income Portfolio                   Life Vision Growth and Income Portfolio+

 Balanced Portfolio                            Life Vision Balanced Portfolio+

     *    Existing STI Fund
     +    New STI Fund

     In exchange for the transfers of these assets and liabilities, each STI Fund will simultaneously issue shares to the corresponding CrestFunds as listed above, in an amount equal in value to the net asset value of the CrestFunds' shares. These transfers are expected to occur in two steps, on or about May 17, 1999, and May 24, 1999.

     Immediately after the transfer of the CrestFunds' assets and liabilities, the CrestFunds will make a liquidating distribution to their shareholders of the STI Funds' shares received, so that a holder of shares in a CrestFund at the applicable Effective Time of the Reorganization (as hereinafter defined) will receive shares of the applicable class of the corresponding STI Fund with the same aggregate net asset value as the shareholder had in the CrestFund immediately before the Reorganization. At the Effective Time of the Reorganization, shareholders of each CrestFund will become shareholders of the corresponding STI Fund, and the CrestFunds will be terminated under state law.

     Each CrestFund offers up to three classes of shares (Trust Class, Investor Class A and Investor Class B), and each participating STI Fund offers up to three classes of shares (Trust Shares, Investor Shares and Flex Shares).
Holders of Trust Class shares of each CrestFund will receive an amount of Trust Shares of the corresponding STI Fund equal in value to their CrestFunds shares. Holders of Investor Class A shares of each CrestFund will receive an amount of Investor Shares of the corresponding STI Fund equal in value to their CrestFunds shares, except for holders of Investor Class A shares of the CrestFunds Special Equity Fund which will receive Trust Shares of the STI Small Cap Growth Stock Fund. Holders of Investor Class B shares of each CrestFund will receive an amount of Flex Shares of the corresponding STI Fund equal in value to their CrestFunds shares, except for holders of Investor Class B shares of the CrestFunds Cash Reserve Fund which will receive Investor Shares of the STI Prime Quality Money Market Fund.

     Each Company is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). STI Capital Management, N.A., ("STI Capital"), Trusco Capital Management, Inc. ("Trusco") and Sun Trust Bank, Atlanta, ("Sun Trust Bank"), each indirect wholly-owned subsidiaries of SunTrust Banks, Inc., a Georgia corporation and a bank holding company ("SunTrust"), are the investment advisers to the STI Funds (collectively, the "Advisers").

     Crestar Asset Management Company ("CAMCO") is a registered investment adviser and is the investment adviser to the CrestFunds. CAMCO is a wholly-owned subsidiary of Crestar Bank ("Crestar Bank"), which itself is an indirect wholly-owned subsidiary of SunTrust.

     This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the CrestFunds should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated ________________, 1999, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the CrestFunds and the STI Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free 1-800-xxx-xxxx.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the CrestFunds, see the prospectuses contained in the registration statement for the CrestFunds, dated March 31, 1998, as supplemented through January 15, 1999, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. It is available without charge by calling 1-800-xxx-xxxx. A Statement of Additional Information for the CrestFunds dated March 31, 1998, as supplemented through ________, 199_, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. A copy is available upon request and without charge by calling 1-800-xxx-xxxx.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the participating STI Funds, see the registration statements or prospectuses contained in the registration statements for the Existing STI Funds dated September 28, 1998, as supplemented through October 27, 1998, and for the New STI Funds dated _____________ 1999, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the participating STI Funds, and not to any other portfolio of STI Funds described therein. Copies of the prospectuses for the STI Funds accompany this Proxy Statement/Prospectus. Statements of Additional Information for the Existing STI Funds dated September 28, 1998, and for the New STI Funds dated _____________, 1999, have been filed with the SEC, and are incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-800-xxx-xxxx.

     This Proxy Statement/Prospectus constitutes the proxy statement of CrestFunds for the Meeting and is expected to be sent to shareholders on or about April 7, 1999.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Synopsis  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     The Reorganization . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     The Funds  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Fees and Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Investment Objectives, Policies and Restrictions . . . . . . . . . . . . .
     The Funds' Purchase, Exchange and Redemption Procedures  . . . . . . . . .
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Information Relating to the Reorganization  . . . . . . . . . . . . . . . . . .
     Description of the Reorganization  . . . . . . . . . . . . . . . . . . . .
     Federal Income Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Capitalization . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Reasons for the Reorganization  . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Information About the STI Funds and CrestFunds  . . . . . . . . . . . . . . . .
Voting Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Other Business  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder Inquiries . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Exhibit A - Form of Agreement and Plan of Reorganization  . . . . . . . . . . .
Exhibit B - Management's Discussion of Fund Performance . . . . . . . . . . . .

                                       SYNOPSIS

     This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each CrestFund with those of the corresponding STI Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION

     BACKGROUND.   Pursuant to an Agreement and Plan of Reorganization
between the Companies on behalf of their respective participating series (the "Reorganization Agreement," attached hereto as Exhibit A), each of the CrestFunds will transfer all of its assets and certain stated liabilities to its corresponding STI Fund in exchange solely for shares of that STI Fund. Each of the CrestFunds will distribute the STI Fund shares that it receives to its shareholders in liquidation. Each of the CrestFunds will then be terminated under state law. The result of the Reorganization is that shareholders of each CrestFund will become shareholders of the corresponding STI Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions.

     The Board of Directors of CrestFunds, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each of the CrestFunds and their shareholders, and that the interests of existing shareholders in the CrestFunds would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Directors of the CrestFunds recommends that you vote for approval of the Reorganization Agreement.

     TAX CONSEQUENCES. The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization. If so, shareholders of the CrestFunds will not recognize gain or loss in the transaction.

     SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the participating STI Funds and the corresponding CrestFunds are generally similar, there are certain differences, especially
where a CrestFund would combine with an Existing STI Fund.   Therefore,  an
investment in a STI Fund may involve investment risks that are, in some respects, different from those of the corresponding CrestFunds. For a more complete discussion of the risks associated with the respective Funds, see "RISKS," below.

THE FUNDS

     BUSINESS OF THE FUNDS. The Corporation is an open-end management investment company, which offers redeemable shares in different series of investment portfolios. It was organized as a

Maryland corporation on March 14, 1986. The CrestFunds offer three classes of shares, Trust Class, Investor Class A and Investor Class B shares, although not all of the Funds offer all three classes. The three classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges, as set forth in the CrestFunds' prospectuses.

     The Trust is an open-end, management investment company, which offers redeemable shares in a series of investment portfolios. It was organized as a Massachusetts business trust on January 15, 1992. The participating STI Funds offer three classes of shares, Trust Shares, Investor Shares, and Flex Shares, although not all of the Funds offer all three classes. The classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges, as set forth in the STI Funds' prospectuses.

FEES AND EXPENSES

     Under the Reorganization Agreement, each CrestFund will transfer all its assets and certain stated liabilities to certain Existing STI Funds or New STI Funds. The following comparative fee tables show the fees for each Existing STI Fund and its corresponding CrestFund, as well as fees you would pay if the Reorganization is approved.

            CRESTFUND CAPITAL APPRECIATION FUND - STI CAPITAL GROWTH FUND

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND CAPITAL                     None                      None
 APPRECIATION FUND (Trust
 Class)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND               None                      None
 (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND CAPITAL                    4.50%                      None
 APPRECIATION FUND
 (Investor Class A)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND              3.75%                      None
 (Investor Shares)
-------------------------------------------------------------------------------
 CRESTFUND CAPITAL                     None                     5.00%
 APPRECIATION FUND
 (Investor Class B)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND               None                     2.00%
 (Flex Shares)
-------------------------------------------------------------------------------

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)


-------------------------------------------------------------------------------
                                      DISTRIBUTION
                       INVESTMENT     (12b-1)        OTHER      TOTAL OPERATING
 FUND                  ADVISORY FEES  FEES           EXPENSES   EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND CAPITAL         0.75%          0.15%        0.52%         1.42%
 APPRECIATION FUND
 (Trust Class)*
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH        1.15%            0%         0.13%         1.28%
 FUND (Trust Shares)+
-------------------------------------------------------------------------------
 CRESTFUND CAPITAL         0.75%          0.15%        0.28%         1.18%
 APPRECIATION FUND
 (Investor Class A)*
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH        1.15%          0.68%        0.19%         2.02%
 FUND (Investor
 Shares)+
-------------------------------------------------------------------------------
 CRESTFUND CAPITAL         0.75%          1.00%        0.28%         2.03%
 APPRECIATION FUND
 (Investor Class B)*
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH        1.15%          1.00%        0.25%         2.40%
 FUND (Flex Shares)+
-------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Capital Appreciation Fund. Actual expenses are lower because CAMCO and SEI Investments Distribution Co. (the "Distributor") are voluntarily waiving a portion of their fees. Actual Investment Advisory
Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.75%, 0%, 0.37% and 1.12%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.75%, 0%, and 1.03%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class B shares are 0.75%, 0.95%, and 1.98%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
STI Capital Growth Fund. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.04% and 1.17%, respectively. Actual Investment Advisory Fees, Distribution Fees, and Total Operating Expenses, for Investor Shares are 1.04%, 0.59% and 1.82%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.04%, 1.00%, and 2.29%, respectively. The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
 FUND                       PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
                            OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND               None                      None
 (Trust Shares)


                                         -11-

-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND              3.75%                      None
 (Investor Shares)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND               None                     2.00%
 (Flex Shares)
-------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                        INVESTMENT     DISTRIBUTION  OTHER     TOTAL OPERATING
 FUND                   ADVISORY FEES  (12b-1) FEES  EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH          1.15%          0%         0.13%        1.28%
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH          1.15%         0.68%       0.13%        1.96%
 FUND (Investor
 Shares)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH          1.15%         1.00%       0.21%        2.36%
 FUND (Flex Shares)
-------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Capital Growth Fund, following the Reorganization. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.06% and 1.17%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 1.06%, 0.63% and 1.82%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.06%, 1.00%, and 2.27%, respectively. The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND CAPITAL APPRECIATION     $145       $449        $776       $1,702
 FUND (Trust Class)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND (Trust     $130       $406        $702       $1,545
 Shares)
-------------------------------------------------------------------------------
 CRESTFUND CAPITAL APPRECIATION     $565       $808      $1,070       $1,817
 FUND (Investor Class A)
-------------------------------------------------------------------------------

                                         -12-

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND            $572       $985      $1,422       $2,635
 (Investor Shares)
-------------------------------------------------------------------------------
 CRESTFUND CAPITAL APPRECIATION     $706       $937      $1,293       $2,031
 FUND (Investor Class B)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND (Flex      $448       $748      $1,280       $2,736
 Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND (Trust     $130       $406        $702       $1,545
 Shares)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND            $567       $967      $1,393       $2,575
 (Investor Shares)
-------------------------------------------------------------------------------
 STI CAPITAL GROWTH FUND (Flex      $444       $736      $1,260       $2,696
 Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

           CRESTFUND SPECIAL EQUITY FUND - STI SMALL CAP GROWTH STOCK FUND

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND SPECIAL EQUITY              None                      None
 FUND (Trust Class)+
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH                  None                      None
 STOCK FUND (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND SPECIAL EQUITY             4.50%                      None
 FUND (Investor Class A)+
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH                  None                      None
 STOCK FUND (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND SPECIAL EQUITY              None                     5.00%
 FUND (Investor Class B)
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH                  None                     2.00%
 STOCK FUND (Flex Shares)
-------------------------------------------------------------------------------

+    Both Trust Class shares and Investor Class A shares of the CrestFund
Special Equity Fund will transfer their assets and certain stated liabilities to the STI Small Cap Growth Stock Fund, in exchange for Trust Shares of that STI Fund.

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                       DISTRIBUTION
                        INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                   ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND SPECIAL          0.75%          0.15%       0.51%         1.41%
 EQUITY FUND (Trust
 Class)*
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH       1.15%           0%         0.20%        1.35%
 STOCK FUND (Trust
 Shares)+
-------------------------------------------------------------------------------
 CRESTFUND SPECIAL          0.75%          0.15%       0.27%        1.17%
 EQUITY FUND (Investor
 Class A)*
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH       1.15%           0%         0.20%        1.35%
 STOCK FUND (Trust
 Shares)+
-------------------------------------------------------------------------------
 CRESTFUND SPECIAL          0.75%          1.00%       0.27%        2.02%
 EQUITY FUND (Investor
 Class B)*
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH       1.15%          1.00%       0.25%        2.40%
 STOCK FUND (Flex
 Shares)+
-------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Special Equity Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.75%, 0%, 0.36%, and 1.11%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.75%, 0%, and 1.02%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class B shares are 0.75%, 0.95%, and 1.97%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the STI Small Cap Growth Stock Fund. Actual expenses are lower because the Adviser(s) are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.00% and 1.20%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.00%, 1.00%, and 2.25%, respectively. The Adviser(s) could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH                  None                      None
 STOCK FUND (Trust Shares)
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH                  None                     2.00%
 STOCK FUND (Flex Shares)
-------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)+

-------------------------------------------------------------------------------
                        INVESTMENT     DISTRIBUTION  OTHER     TOTAL OPERATING
 FUND                   ADVISORY FEES  (12b-1) FEES  EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH       1.15%           0%         0.13%        1.28%
 STOCK FUND (Trust
 Shares)
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH       1.15%          1.00%       0.46%        2.61%
 STOCK FUND (Flex
 Shares)
-------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the STI Small Cap Growth Stock Fund following the Reorganization. Actual expenses are lower because the Adviser(s) are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.07% and 1.20%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.07%, 0.72% and 2.25%, respectively. The Adviser(s) could discontinue these voluntary waivers at any time. Nevertheless, management of STI Funds has undertaken to waive advisory fees to 0.90% for at least one year and thereafter to discuss any proposed waiver reduction with the Board of the STI Funds prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND SPECIAL EQUITY FUND      $144       $446        $771       $1,691
 (Trust Class)+
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH STOCK         $137       $428          NA           NA
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND SPECIAL EQUITY FUND      $564       $805      $1,065       $1,806
 (Investor Class A)+
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH STOCK         $137       $428          NA           NA
 FUND (Trust Shares)
-------------------------------------------------------------------------------

                                         -15-

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND SPECIAL EQUITY FUND      $705       $934      $1,288       $2,021
 (Investor Class B)
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH STOCK         $443       $748          NA           NA
 FUND (Flex Shares)
-------------------------------------------------------------------------------

+    Both Trust Class shares and Investor Class A shares of the CrestFund
Special Equity Fund will transfer their assets and certain stated liabilities to the STI Small Cap Growth Stock Fund, in exchange for Trust Shares of that STI Fund.

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH STOCK         $130       $406        $702       $1,545
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 STI SMALL CAP GROWTH STOCK         $469       $811      $1,385       $2,944
 FUND (Flex Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

          CRESTFUND INTERMEDIATE BOND FUND - STI INVESTMENT GRADE BOND FUND

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND INTERMEDIATE                None                      None
 BOND FUND (Trust Class)
-------------------------------------------------------------------------------
 STI INVESTMENT GRADE BOND             None                      None
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND INTERMEDIATE               3.00%                      None
 BOND FUND (Investor Class
 A)
-------------------------------------------------------------------------------
 STI INVESTMENT GRADE BOND            3.75%                      None
 FUND (Investor Shares)
-------------------------------------------------------------------------------

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND INTERMEDIATE      0.60%          0.15%      0.52%         1.27%
 BOND FUND (Trust
 Class)*
-------------------------------------------------------------------------------
 STI INVESTMENT GRADE        0.74%           0%        0.13%         0.87%
 BOND FUND (Trust
 Shares)+
-------------------------------------------------------------------------------
 CRESTFUND INTERMEDIATE      0.60%          0.15%      0.28%         1.03%
 BOND FUND (Investor
 Class A)*
-------------------------------------------------------------------------------
 STI INVESTMENT GRADE        0.74%          0.43%      0.22%         1.39%
 BOND FUND (Investor
 Shares)+
-------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Intermediate Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.60%, 0%, 0.32%, and 0.92%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.60%, 0%, and 0.88%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
STI Investment Grade Bond Fund. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.64% and 0.77%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.64%,
0.31% and 1.17%, respectively.   The Adviser(s) and the Distributor could
discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI INVESTMENT GRADE BOND  None                       None
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 STI INVESTMENT GRADE BOND  3.75%                      None
 FUND (Investor Shares)
-------------------------------------------------------------------------------

                        PRO FORMA ANNUAL OPERATING EXPENSES +
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI INVESTMENT           0.74%            0%        0.10%         0.84%
 GRADE BOND FUND
 (Trust Shares)
-------------------------------------------------------------------------------
 STI INVESTMENT           0.74%          0.43%       0.17%         1.34%
 GRADE BOND FUND
 (Investor Shares)
-------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Investment Grade Bond Fund following the Reorganization. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.67% and 0.77%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor
Shares are 0.67%, 0.33% and 1.17%, respectively.   The Adviser(s) and the
Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND INTERMEDIATE BOND        $129       $403        $697       $1,534
 FUND (Trust Class)
-------------------------------------------------------------------------------
 STI INVESTMENT GRADE BOND FUND      $89       $278        $482       $1,073
 (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND INTERMEDIATE BOND        $402       $618        $852       $1,522
 FUND (Investor Class A)
-------------------------------------------------------------------------------
 STI INVESTMENT GRADE BOND FUND     $511       $799      $1,107       $1,981
 (Investor Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI INVESTMENT GRADE BOND FUND      $86       $268        $466       $1,037
 (Trust Shares)
-------------------------------------------------------------------------------
 STI INVESTMENT GRADE BOND FUND     $506       $784      $1,082       $1,927
 (Investor Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

             CRESTFUND LIMITED TERM BOND FUND - STI SHORT-TERM BOND FUND

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND LIMITED TERM                None                      None
 BOND FUND (Trust Class)
-------------------------------------------------------------------------------
 STI SHORT-TERM BOND FUND              None                      None
 (Trust Shares)
-------------------------------------------------------------------------------

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND LIMITED        0.50%          0.15%         0.52%       1.17%
 TERM BOND FUND
 (Trust Class)*
-------------------------------------------------------------------------------
 STI SHORT-TERM           0.65%            0%          0.15%       0.80%
 BOND FUND (Trust
 Shares)+
-------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Limited Term Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.50%, 0%, 0.32%, and 0.82%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
STI Short-Term Bond Fund. Actual expenses are lower because the Adviser(s) are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.52% and 0.67%, respectively. The Adviser(s) could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI SHORT-TERM BOND FUND   None                       None
 (Trust Shares)
-------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI SHORT-TERM           0.65%            0%        0.12%         0.77%
 BOND FUND (Trust
 Shares)
-------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Short-Term Bond Fund following the Reorganization. Actual expenses are lower because the Adviser(s) are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.55% and 0.67%, respectively. The Adviser(s) could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND LIMITED TERM BOND        $119       $372        $644       $1,420
 FUND (Trust Class)
-------------------------------------------------------------------------------
 STI SHORT-TERM BOND FUND            $82       $255        $444         $990
 (Trust Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI SHORT-TERM BOND FUND            $79       $246        $428         $954
 (Trust Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.


          CRESTFUND CASH RESERVE FUND - STI PRIME QUALITY MONEY MARKET FUND

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------

                                         -20-

-------------------------------------------------------------------------------
 CRESTFUND CASH RESERVE     None                       None
 FUND (Trust Class)
-------------------------------------------------------------------------------
 STI PRIME QUALITY MONEY    None                       None
 MARKET FUND (Trust
 Shares)
-------------------------------------------------------------------------------
 CRESTFUND CASH RESERVE     None                       None
 FUND (Investor Class A)+
-------------------------------------------------------------------------------
 STI PRIME QUALITY MONEY    None                       None
 MARKET FUND (Investor
 Shares)
-------------------------------------------------------------------------------
 CRESTFUND CASH RESERVE     None                       5.00%
 FUND (Investor Class B)+
-------------------------------------------------------------------------------
 STI PRIME QUALITY MONEY    None                       None
 MARKET FUND (Investor
 Shares)
-------------------------------------------------------------------------------

+    Both Investor Class A and Investor Class B shares of the CrestFund Cash
Reserve Fund will transfer their assets and certain stated liabilities to the STI Prime Quality Money Market Fund, in exchange for Investor Shares of that STI Fund.

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND CASH           0.36%          0.15%         0.27%         0.88%
 RESERVE FUND
 (Trust Class)*
-------------------------------------------------------------------------------
 STI PRIME QUALITY
 MONEY MARKET FUND        0.65%             0%         0.13%         0.78%
 (Trust Shares)+
-------------------------------------------------------------------------------
 CRESTFUND CASH           0.36%          0.40%         0.28%         1.04%
 RESERVE FUND
 (Investor Class A)*
-------------------------------------------------------------------------------
 STI PRIME QUALITY        0.65%          0.20%         0.17%         1.02%
 MONEY MARKET FUND
 (Investor Shares)+
-------------------------------------------------------------------------------
 CRESTFUND CASH           0.36%          1.00%         0.28%         1.64%
 RESERVE FUND
 (Investor Class B)*
-------------------------------------------------------------------------------
 STI PRIME QUALITY
 MONEY MARKET FUND        0.65%          0.20%         0.17%         1.02%
 (Investor Shares)+
-------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Cash Reserve Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Trust Class shares are 0.36%, 0%, and

0.63%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.36%, 0%, and 0.64%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class B shares are 0.36%, 0.98%, and 1.59%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
STI Prime Quality Money Market Fund. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Shares are 0.51%, 0.09%, and 0.60%, respectively. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Investor Shares are 0.51%, 0.13%, 0.13%, and 0.77%, respectively. The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI PRIME QUALITY MONEY               None                      None
 MARKET FUND (Trust
 Shares)
-------------------------------------------------------------------------------
 STI PRIME QUALITY MONEY               None                      None
 MARKET FUND  (Investor
 Shares)
-------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI PRIME QUALITY        0.65%            0%         0.10%         0.75%
 MONEY MARKET FUND
 (Trust Shares)
-------------------------------------------------------------------------------
 STI PRIME QUALITY        0.65%          0.20%        0.10%         0.95%
 MONEY MARKET FUND
 (Investor Shares)
-------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Prime Quality Money Market Fund, following the Reorganization. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Other Expenses and Total Operating Expenses for Trust Shares are 0.50%, 0.10%, and 0.60%, respectively. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Investor Shares are 0.50%, 0.17%, 0.10%, and 0.77%, respectively. The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND CASH RESERVE FUND         $80       $249        $433         $966
 (Trust Class)
-------------------------------------------------------------------------------
 STI PRIME QUALITY MONEY MARKET      $80       $249        $433         $966
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND CASH RESERVE FUND        $106       $331        $574       $1,271
 (Investor Class A)
-------------------------------------------------------------------------------
 STI PRIME QUALITY MONEY MARKET     $104       $325        $563       $1,248
 FUND (Investor Shares)
-------------------------------------------------------------------------------
 CRESTFUND CASH RESERVE FUND        $667     $1,017      $1,392       $1,705
 (Investor Class B)
-------------------------------------------------------------------------------
 STI PRIME QUALITY MONEY MARKET     $104       $325        $563       $1,248
 FUND (Investor Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI PRIME QUALITY MONEY MARKET      $77       $240        $417         $930
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 STI PRIME QUALITY MONEY MARKET      $97       $303        $525       $1,166
 FUND (Investor Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

         CRESTFUND GOVERNMENT BOND FUND - STI U.S. GOVERNMENT SECURITIES FUND

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND GOVERNMENT BOND             None                      None
 FUND (Trust Class)
-------------------------------------------------------------------------------
 STI U.S. GOVERNMENT                   None                      None
 SECURITIES FUND (Trust
 Shares)
-------------------------------------------------------------------------------

                                         -23-

-------------------------------------------------------------------------------
 CRESTFUND GOVERNMENT BOND             None                     5.00%
 FUND (Investor Class B)
-------------------------------------------------------------------------------
 STI U.S. GOVERNMENT                   None                     2.00%
 SECURITIES FUND (Flex
 Shares)
-------------------------------------------------------------------------------

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)


-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND                0.60%          0.15%       0.50%         1.25%
 GOVERNMENT BOND
 FUND (Trust
 Class)*
-------------------------------------------------------------------------------
 STI U.S.                 0.74%            0%        0.19%         0.93%
 GOVERNMENT
 SECURITIES FUND
 (Trust Shares)+
-------------------------------------------------------------------------------
 CRESTFUND                0.60%          1.00%       0.26%         1.86%
 GOVERNMENT BOND
 FUND (Investor
 Class B)*
-------------------------------------------------------------------------------
 STI U.S.                 0.74%          1.00%       0.59%         2.33%
 GOVERNMENT
 SECURITIES FUND
 (Flex Shares)+
-------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Government Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.50%, 0%, 0.21%, and 0.71 %, respectively. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Investor Class B shares are 0.50%, 0.95%, 0.17% and 1.62%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
STI U.S. Government Securities Fund. Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.58% and 0.77%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.58%, 0.51%, and 1.68%, respectively. The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI U.S. GOVERNMENT                   None                      None
 SECURITIES FUND (Trust
 Shares)
-------------------------------------------------------------------------------

                                         -24-

-------------------------------------------------------------------------------
 STI U.S. GOVERNMENT                   None                     2.00%
 SECURITIES FUND  (Flex
 Shares)
-------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI U.S.                 0.74%            0%         0.14%         0.88%
 GOVERNMENT
 SECURITIES FUND
 (Trust Shares)
-------------------------------------------------------------------------------
 STI U.S.                 0.74%          1.00%        0.31%         2.05%
 GOVERNMENT
 SECURITIES FUND
 (Flex Shares)
-------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the STI U.S. Government Securities Fund, following the Reorganization.
Actual expenses are lower because the Adviser(s) and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.63% and 0.77%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.63%, 0.74%, and 1.68%, respectively.
 The Adviser(s) and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratio of the Flex Shares at 1.68% for at least one year and thereafter to discuss any proposed waiver reduction with the STI Board of Trustees prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND GOVERNMENT BOND FUND     $127       $397        $686       $1,511
 (Trust Class)
-------------------------------------------------------------------------------
 STI U.S. GOVERNMENT SECURITIES      $95       $296        $515       $1,143
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND GOVERNMENT BOND FUND     $689       $885      $1,206       $1,848
 (Investor Class B)
-------------------------------------------------------------------------------
 STI U.S. GOVERNMENT SECURITIES     $436       $727      $1,245       $2,666
 FUND (Flex Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI U.S. GOVERNMENT SECURITIES      $90       $281        $488       $1,084
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 STI U.S. GOVERNMENT SECURITIES     $414       $643      $1,103       $2,379
 FUND (Flex Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

                       ---------------------------------------

     Under the Reorganization Agreement, each of the following CrestFunds will transfer all its assets and stated liabilities to its corresponding New STI
Fund: U.S. Treasury Money Market Fund, Tax-Free Money Market Fund, Growth and Income Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Life Vision Maximum Growth Portfolio, Life Vision Growth and Income Portfolio, and Life Vision Balanced Portfolio. The following comparative fee tables show the fees for each CrestFund and its corresponding New STI Fund.

       CRESTFUND U.S. TREASURY MONEY FUND - STI U.S. TREASURY MONEY MARKET FUND

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND U.S. TREASURY               None                      None
 MONEY FUND (Trust Class)
-------------------------------------------------------------------------------
 STI U.S. TREASURY MONEY                NA                        NA
 MARKET FUND (Trust
 Shares)
-------------------------------------------------------------------------------

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND U.S.           0.38%           0.15%       0.28%          0.81%
 TREASURY MONEY
 FUND (Trust
 Class)*
-------------------------------------------------------------------------------
 STI U.S. TREASURY          NA             NA          NA             NA
 MONEY MARKET FUND
 (Trust Shares)
-------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund U.S. Treasury Money Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Trust Class shares are 0.50%, 0%, and 0.68%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI U.S. TREASURY MONEY               None                      None
 MARKET FUND (Trust
 Shares)
-------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI U.S. TREASURY        0.65%            0%         0.10%         0.75%
 MONEY MARKET FUND
 (Trust Shares)
-------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI U.S. Treasury Money Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Trust Shares are 0.40%, 0%, and 0.65%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND U.S. TREASURY MONEY       $83       $259        $450       $1,002
 FUND (Trust Class)
-------------------------------------------------------------------------------
 STI U.S. TREASURY MONEY MARKET       NA         NA          NA           NA
 FUND (Trust Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI U.S. TREASURY MONEY MARKET      $77       $240        $417         $930
 FUND (Trust Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

            CRESTFUND TAX FREE MONEY FUND - STI TAX-FREE MONEY MARKET FUND

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND TAX FREE MONEY              None                      None
 FUND (Trust Class)
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY MARKET              NA                        NA
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND TAX FREE MONEY              None                      None
 FUND (Investor Class A)
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY MARKET              NA                        NA
 FUND (Investor Shares)
-------------------------------------------------------------------------------

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND TAX FREE       0.40%          0.15%        0.26%         0.81%
 MONEY FUND (Trust
 Class)*
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY         NA             NA          NA             NA
 MARKET FUND (Trust
 Shares)
-------------------------------------------------------------------------------
 CRESTFUND TAX FREE       0.40%          0.40%        0.27%         1.07%
 MONEY FUND
 (Investor Class A)*
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY         NA             NA          NA             NA
 MARKET FUND
 (Investor Shares)
-------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Tax Free Money Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Trust Class shares are 0.50%, 0%, and 0.68%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.40%, 0%, and 0.67%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY MARKET             None                      None
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY MARKET             None                      None
 FUND (Investor Shares)
-------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY       0.40%             0%        0.11%          0.51%
 MARKET FUND (Trust
 Shares)
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY       0.40%           0.40%       0.31%          1.11%
 MARKET FUND
 (Investor Shares)
-------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the STI Tax-Free Money Market Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.40%, and 0.51%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.40%, 0%, and 0.67%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratio of the Investor Shares at 0.67% for at least one year and therafter to discuss any proposed waiver reduction with the STI Board of Trustees prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND TAX FREE MONEY FUND       $83       $259        $450       $1,002
 (Trust Class)
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY MARKET FUND       NA         NA          NA           NA
 (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND TAX FREE MONEY FUND      $109       $340        $590       $1,306
 (Investor Class A)
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY MARKET FUND       NA         NA          NA           NA
 (Investor Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY MARKET FUND      $52       $164        $285         $640
 (Trust Shares)
-------------------------------------------------------------------------------
 STI TAX-FREE MONEY MARKET FUND     $113       $353        $612       $1,352
 (Investor Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

                  CRESTFUND VALUE FUND - STI GROWTH AND INCOME FUND

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND VALUE FUND                  None                      None
 (Trust Class)
-------------------------------------------------------------------------------
 STI GROWTH AND INCOME                  NA                        NA
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND VALUE FUND                 4.50%                      None
 (Investor Class A)
-------------------------------------------------------------------------------
 STI GROWTH AND INCOME                  NA                        NA
 FUND (Investor Shares)
-------------------------------------------------------------------------------
 CRESTFUND VALUE FUND                  None                     5.00%
 (Investor Class B)
-------------------------------------------------------------------------------
 STI GROWTH AND INCOME                  NA                        NA
 FUND (Flex Shares)
-------------------------------------------------------------------------------

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND VALUE          0.75%           0.15%        0.52%         1.42%
 FUND (Trust
 Class)*
-------------------------------------------------------------------------------
 STI GROWTH AND             NA              NA          NA            NA
 INCOME FUND (Trust
 Shares)
-------------------------------------------------------------------------------
 CRESTFUND VALUE          0.75%           0.15%        0.28%         1.18%
 FUND (Investor
 Class A)*
-------------------------------------------------------------------------------
 STI GROWTH AND             NA              NA          NA            NA
 INCOME FUND
 (Investor Shares)
-------------------------------------------------------------------------------
 CRESTFUND VALUE          0.75%           1.00%        0.28%         2.03%
 FUND (Investor
 Class B)*
-------------------------------------------------------------------------------
 STI GROWTH AND             NA              NA          NA            NA
 INCOME FUND (Flex
 Shares)
-------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the CrestFund Value Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Trust Class shares are 0.75%, 0%, 0.37% and 1.12%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.75%, 0%, and 1.03%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class B shares are 0.75%, 0.75%, and 1.78%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI GROWTH AND INCOME                 None                      None
 FUND (Trust Shares)
-------------------------------------------------------------------------------
 STI GROWTH AND INCOME                3.75%                      None
 FUND (Investor Shares)
-------------------------------------------------------------------------------
 STI GROWTH AND INCOME                 None                     2.00%
 FUND (Flex Shares)
-------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI GROWTH AND           0.90%             0%         0.11%         1.01%
 INCOME FUND (Trust
 Shares)
-------------------------------------------------------------------------------
 STI GROWTH AND           0.90%           0.25%        0.20%         1.35%
 INCOME FUND
 (Investor Shares)
-------------------------------------------------------------------------------
 STI GROWTH AND           0.90%           1.00%        0.22%         2.12%
 INCOME FUND (Flex
 Shares)
-------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the STI Growth and Income Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.90%, and 1.01%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.90%, 0%, and 1.03%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.90%, 0.66%, and 1.78%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratios of Investor and Flex Shares at ______ and ______, respectively for at least one year and to discuss any proposed waiver reduction with the STI Board prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND VALUE FUND (Trust        $145       $449        $776       $1,702
 Class)
-------------------------------------------------------------------------------
 STI GROWTH AND INCOME FUND           NA         NA          NA           NA
 (Trust Shares)
-------------------------------------------------------------------------------
 CRESTFUND VALUE FUND (Investor     $565       $808      $1,070       $1,817
 Class A)
-------------------------------------------------------------------------------
 STI GROWTH AND INCOME FUND           NA         NA          NA           NA
 (Investor Shares)
-------------------------------------------------------------------------------
 CRESTFUND VALUE FUND (Investor     $706       $937      $1,293       $2,031
 Class B)
-------------------------------------------------------------------------------
 STI GROWTH AND INCOME FUND           NA         NA          NA           NA
 (Flex Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 STI GROWTH AND INCOME FUND         $103       $322        $558       $1,236
 (Trust Shares)

 STI GROWTH AND INCOME FUND         $507       $787      $1,087       $1,938
 (Investor Shares)

 STI GROWTH AND INCOME FUND         $421       $664      $1,139       $2,452
 (Flex Shares)

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

      CRESTFUND VIRGINIA MUNICIPAL BOND FUND - STI VIRGINIA MUNICIPAL BOND FUND

                            COMPARISON OF SHAREHOLDER FEES

                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
------------------------------------------------------------------------------
 CRESTFUND VIRGINIA         None                       None
 MUNICIPAL BOND FUND
 (Trust Class)

 STI VIRGINIA MUNICIPAL     NA                         NA
 BOND FUND (Trust Shares)

 CRESTFUND VIRGINIA         None                       5.00%
 MUNICIPAL BOND FUND
 (Investor Class B)

 STI VIRGINIA MUNICIPAL     NA                         NA
 BOND FUND (Flex Shares)

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND VIRGINIA       0.60%          0.15%         0.55%         1.30%
 MUNICIPAL BOND
 FUND (Trust
 Class)*

 STI VIRGINIA               NA             NA           NA             NA
 MUNICIPAL BOND
 FUND (Trust
 Shares)


                                         -33-

                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND VIRGINIA       0.60%          1.00%         0.31%         1.91%
 MUNICIPAL BOND
 FUND (Investor
 Class B)*

 STI VIRGINIA               NA             NA           NA             NA
 MUNICIPAL BOND
 FUND (Flex Shares)

* The table shows the highest expenses that could be currently charged to the CrestFund Virginia Municipal Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.50%, 0%, 0.27% and 0.74%, respectively. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Flex Class B shares are 0.50%, 0.95%, 0.20%, and 1.65%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratio of the Flex Shares at 1.65% for at least one year and thereafter to discuss with the STI Board any proposed waiver reduction prior to its implementation.

                              PRO FORMA SHAREHOLDER FEES

                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
------------------------------------------------------------------------------
 STI VIRGINIA MUNICIPAL     None                       None
 BOND FUND (Trust Shares)

 STI VIRGINIA MUNICIPAL     None                       2.00%
 BOND FUND (Flex Shares)

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI VIRGINIA             0.65%             0%         0.16%         0.81%
 MUNICIPAL BOND
 FUND (Trust
 Shares)

 STI VIRGINIA             0.65%           1.00%        0.48%         2.13%
 MUNICIPAL BOND
 FUND (Flex Shares)

+    The table shows the highest expenses that could be currently charged to the STI Virginia Municipal Bond Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, and Total Operating Expenses for Trust Shares are 0.58%, and 0.74%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.58%, 0.59%, and 1.65%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CRESTFUND VIRGINIA MUNICIPAL       $132       $412        $713       $1,568
 BOND FUND (Trust Class)

 STI VIRGINIA MUNICIPAL BOND          NA         NA          NA           NA
 FUND (Trust Shares)

 CRESTFUND VIRGINIA MUNICIPAL       $694       $900      $1,232       $1,902
 BOND FUND (Investor Class B)

 STI VIRGINIA MUNICIPAL BOND          NA         NA          NA           NA
 FUND (Flex Shares)

PRO FORMA EXAMPLE

 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 STI VIRGINIA MUNICIPAL BOND         $83       $259        $450       $1,002
 FUND (Trust Shares)

 STI VIRGINIA MUNICIPAL BOND        $422       $667      $1,144       $2,462
 FUND (Flex Shares)

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

                 CRESTFUND VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                    STI VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                            COMPARISON OF SHAREHOLDER FEES

                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
------------------------------------------------------------------------------
 CRESTFUND VIRGINIA                    None                      None
 INTERMEDIATE MUNICIPAL
 BOND FUND (Trust Class)


                                         -35-

 STI VIRGINIA INTERMEDIATE              NA                        NA
 MUNICIPAL BOND FUND
 (Trust Shares)

 CRESTFUND VIRGINIA                   3.50%                      None
 INTERMEDIATE MUNICIPAL
 BOND FUND (Investor Class
 A)

 STI VIRGINIA INTERMEDIATE              NA                        NA
 MUNICIPAL BOND FUND
 (Investor Shares)


                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND VIRGINIA       0.50%          0.15%         0.53%         1.18%
 INTERMEDIATE
 MUNICIPAL BOND
 FUND (Trust
 Class)*

 STI VIRGINIA               NA             NA           NA             NA
 INTERMEDIATE
 MUNICIPAL BOND
 FUND (Trust
 Shares)

 CRESTFUND VIRGINIA       0.50%          0.15%         0.29%         0.94%
 INTERMEDIATE
 MUNICIPAL BOND
 FUND (Investor
 Class A)*

 STI VIRGINIA               NA             NA           NA             NA
 INTERMEDIATE
 MUNICIPAL BOND
 FUND (Investor
 Shares)

* The table shows the highest expenses that could be currently charged to the CrestFund Virginia Intermediate Municipal Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.50%, 0%, 0.33%, and 0.83%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class A shares are 0.50%, 0%, and 0.79%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
------------------------------------------------------------------------------


                                         -36-

 STI VIRGINIA INTERMEDIATE  None                        None
 MUNICIPAL BOND FUND
 (Trust Shares)

 STI VIRGINIA INTERMEDIATE  3.75%                       None
 MUNICIPAL BOND FUND
 (Investor Shares)


                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI VIRGINIA             0.65%             0%        0.11%          0.76%
 INTERMEDIATE
 MUNICIPAL BOND
 FUND (Trust
 Shares)

 STI VIRGINIA             0.65%           0.15%       0.29%          1.09%
 INTERMEDIATE
 MUNICIPAL BOND
 FUND (Investor
 Shares)

+    The table shows the highest expenses that could be currently charged to the STI Virginia Intermediate Municipal Bond Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Trust Shares are 0.65%, 0%, 0.33% and 0.76%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.65%, 0%, and 0.79%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratio of the Investor Shares at 0.79% for at least one year and thereafter to discuss any proposed waiver reduction with the STI Board of Trustees prior to its implementation.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CRESTFUND VIRGINIA                 $120       $375        $649       $1,432
 INTERMEDIATE MUNICIPAL BOND
 FUND (Trust Class)

 STI VIRGINIA INTERMEDIATE            NA         NA          NA           NA
 MUNICIPAL BOND FUND (Trust
 Shares)

 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CRESTFUND VIRGINIA                 $443       $639        $852       $1,464
 INTERMEDIATE MUNICIPAL BOND
 FUND (Investor Class A)

 STI VIRGINIA INTERMEDIATE            NA         NA          NA           NA
 MUNICIPAL BOND FUND (Investor
 Shares)

PRO FORMA EXAMPLE

 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 STI VIRGINIA INTERMEDIATE           $78       $243        $422         $942
 MUNICIPAL BOND FUND (Trust
 Shares)

 STI VIRGINIA INTERMEDIATE          $482       $709        $953       $1,654
 MUNICIPAL BOND FUND (Investor
 Shares)

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.


CRESTFUND MARYLAND MUNICIPAL BOND FUND - STI MARYLAND MUNICIPAL BOND FUND

                            COMPARISON OF SHAREHOLDER FEES

                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND MARYLAND                    None                      None
 MUNICIPAL BOND FUND
 (Trust Class)

 STI MARYLAND MUNICIPAL                 NA                        NA
 BOND FUND (Trust Shares)

 CRESTFUND MARYLAND                    None                     5.00%
 MUNICIPAL BOND FUND
 (Investor Class B)

 STI VIRGINIA INTERMEDIATE              NA                        NA
 MUNICIPAL BOND FUND (Flex
 Shares)

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND MARYLAND       0.60%          0.15%         0.63%         1.38%
 MUNICIPAL BOND
 FUND (Trust
 Class)*

 STI MARYLAND               NA             NA           NA             NA
 MUNICIPAL BOND
 FUND (Trust
 Shares)

 CRESTFUND MARYLAND       0.60%          1.00%         0.39%         1.99%
 MUNICIPAL BOND
 FUND (Investor
 Class B)*

 STI MARYLAND               NA             NA           NA             NA
 MUNICIPAL BOND
 FUND (Flex Shares)

* The table shows the highest expenses that could be currently charged to the CrestFund Maryland Municipal Bond Fund. Actual expenses are lower because CAMCO and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.22%, 0%, 0.43%, and 0.68%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Class B shares are 0.22%, 0.95%, and 1.59%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time. Nevertheless, management of the STI Funds has undertaken to waive fees to maintain the net expense ratio of the flex shares at 1.59% for at least one year and thereafter to discuss any proposed waiver reduction with the STI Board of Trustees prior to its implementation.

                              PRO FORMA SHAREHOLDER FEES

                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI MARYLAND MUNICIPAL                None                      None
 BOND FUND (Trust Shares)

 STI MARYLAND MUNICIPAL                None                     2.00%
 BOND FUND (Flex Shares)

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI MARYLAND             0.65%             0%        0.19%          0.84%
 MUNICIPAL BOND
 FUND (Trust
 Shares)

 STI MARYLAND             0.65%           1.00%       0.51%          2.16%
 MUNICIPAL BOND
 FUND (Flex Shares)

+    The table shows the highest expenses that could be currently charged to the STI Maryland Municipal Bond Fund, following the Reorganization. Actual expenses are lower because Trusco and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.49%, and 0.68%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.49%, 0.59% and 1.59%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CRESTFUND MARYLAND MUNICIPAL       $140       $437        $755       $1,657
 BOND FUND (Trust Class)

 STI MARYLAND MUNICIPAL BOND          NA         NA          NA           NA
 FUND (Trust Shares)

 CRESTFUND MARYLAND MUNICIPAL       $702       $924      $1,273       $1,988
 BOND FUND (Investor Class B)

 STI MARYLAND MUNICIPAL BOND          NA         NA          NA           NA
 FUND (Flex Shares)

PRO FORMA EXAMPLE

 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 STI MARYLAND MUNICIPAL BOND         $86       $268        $466       $1,037
 FUND (Trust Shares)

 STI MARYLAND MUNICIPAL BOND        $425       $676      $1,159       $2,493
 FUND (Flex Shares)

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

                          CRESTFUND MAXIMUM GROWTH PORTFOLIO
                       STI LIFE VISION MAXIMUM GROWTH PORTFOLIO

                            COMPARISON OF SHAREHOLDER FEES

                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND MAXIMUM GROWTH              None                      None
 PORTFOLIO (Trust Class)

 STI LIFE VISION MAXIMUM                NA                        NA
 GROWTH PORTFOLIO (Trust
 Shares)

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND MAXIMUM        0.25%             0%         0.41%         0.66%
 GROWTH PORTFOLIO
 (Trust Class)*

 STI LIFE VISION            NA              NA          NA             NA
 MAXIMUM GROWTH
 PORTFOLIO (Trust
 Shares)

* The table does not reflect any of the operating costs and investment advisory fees of the underlying CrestFunds. The CrestFund Maximum Growth Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying CrestFunds. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because CAMCO is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.08%, 0.16%, and 0.25%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
------------------------------------------------------------------------------
 STI LIFE VISION MAXIMUM    None                      None
 GROWTH PORTFOLIO (Trust
 Shares)

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 STI LIFE VISION          0.25%             0%        0.23%          0.48%
 MAXIMUM GROWTH
 PORTFOLIO (Trust
 Shares)

+    The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Funds, following the Reorganization. The STI Life Vision Maximum Growth Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Funds. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because Trusco is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.02% and 0.25%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CRESTFUND MAXIMUM GROWTH           $205       $632      $1,085       $2,343
 PORTFOLIO (Trust Class)

 STI LIFE VISION MAXIMUM GROWTH       NA         NA          NA           NA
 PORTFOLIO (Trust Shares)

PRO FORMA EXAMPLE

 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 STI LIFE VISION MAXIMUM GROWTH     $166       $514      $1,085       $1,933
 PORTFOLIO (Trust Shares)

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

                        CRESTFUND GROWTH AND INCOME PORTFOLIO
                     STI LIFE VISION GROWTH AND INCOME PORTFOLIO

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND GROWTH AND       None                        None
 INCOME PORTFOLIO (Trust
 Class)
-------------------------------------------------------------------------------
 STI LIFE VISION GROWTH     NA                          NA
 AND INCOME PORTFOLIO
 (Trust Shares)
-------------------------------------------------------------------------------

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)


-------------------------------------------------------------------------------
                                        DISTRIBUTION
                         INVESTMENT     (12b-1)       OTHER     TOTAL OPERATING
 FUND                    ADVISORY FEES  FEES          EXPENSES  EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND GROWTH         0.25%             0%         0.34%         0.59%
 AND INCOME
 PORTFOLIO (Trust
 Class)*
-------------------------------------------------------------------------------
 STI LIFE VISION            NA              NA           NA            NA
 GROWTH AND INCOME
 PORTFOLIO (Trust
 Shares)
-------------------------------------------------------------------------------

* The table does not reflect any of the operating costs and investment advisory fees of the underlying CrestFunds. The CrestFund Growth and Income Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying CrestFunds. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because CAMCO is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.10%, 0.15% and 0.25%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI LIFE VISION GROWTH     None                       None
 AND INCOME PORTFOLIO
 (Trust Shares)
-------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                     INVESTMENT       DISTRIBUTION  OTHER       TOTAL OPERATING
 FUND                ADVISORY FEES    (12b-1) FEES  EXPENSES    EXPENSES
-------------------------------------------------------------------------------
 STI LIFE VISION          0.25%             0%        0.21%          0.46%
 GROWTH AND INCOME
 PORTFOLIO (Trust
 Shares)
-------------------------------------------------------------------------------

+    The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Funds, following the Reorganization. The STI Life Vision Growth and Income Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Funds. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because Trusco is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.04% and 0.25%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND GROWTH AND INCOME        $193       $598      $1,029       $2,227
 PORTFOLIO (Trust Class)
-------------------------------------------------------------------------------
 STI LIFE VISION GROWTH AND           NA         NA          NA           NA
 INCOME PORTFOLIO (Trust
 Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI LIFE VISION GROWTH AND         $156       $483        $834       $1,824
 INCOME PORTFOLIO (Trust
 Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

CRESTFUND BALANCED PORTFOLIO - STI LIFE VISION BALANCED PORTFOLIO

                            COMPARISON OF SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 CRESTFUND BALANCED                    None                      None
 PORTFOLIO (Trust Class)
-------------------------------------------------------------------------------
 STI LIFE VISION BALANCED               NA                        NA
 PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                     INVESTMENT       DISTRIBUTION  OTHER       TOTAL OPERATING
 FUND                ADVISORY FEES    (12b-1) FEES  EXPENSES    EXPENSES
-------------------------------------------------------------------------------
 CRESTFUND BALANCED       0.25%             0%         0.17%         0.42%
 PORTFOLIO (Trust
 Class)*
-------------------------------------------------------------------------------
 STI LIFE VISION            NA              NA           NA            NA
 BALANCED PORTFOLIO
 (Trust Shares)
-------------------------------------------------------------------------------

* The table does not reflect any of the operating costs and investment advisory fees of the underlying CrestFunds. The CrestFund Balanced Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying CrestFunds. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because CAMCO is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees, Other Expenses, and Total Operating Expenses for Trust Class shares are 0.12%, 0.13%, and 0.25%, respectively. CAMCO and the Distributor could discontinue these voluntary waivers at any time.

                              PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------
                            MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                            (LOAD) IMPOSED ON          CHARGE (LOAD) (AS A
                            PURCHASE (AS A PERCENTAGE  PERCENTAGE OF NET ASSET
 FUND                       OF OFFERING PRICE)         VALUE)
-------------------------------------------------------------------------------
 STI LIFE VISION BALANCED   None                      None
 PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------

                         PRO FORMA ANNUAL OPERATING EXPENSES+
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-------------------------------------------------------------------------------
                     INVESTMENT       DISTRIBUTION  OTHER       TOTAL OPERATING
 FUND                ADVISORY FEES    (12b-1) FEES  EXPENSES    EXPENSES
-------------------------------------------------------------------------------
 STI LIFE VISION          0.25%             0%        0.13%          0.38%
 BALANCED PORTFOLIO
 (Trust Shares)
-------------------------------------------------------------------------------

+    The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Funds, following the Reorganization. The STI Life Vision Balanced Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Funds. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because Trusco is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 0.12% and 0.25%, respectively. Trusco and the Distributor could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CRESTFUND BALANCED PORTFOLIO       $173       $537        $926       $2,014
 (Trust Class)
-------------------------------------------------------------------------------
 STI LIFE VISION BALANCED             NA         NA          NA           NA
 PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------
 FUND                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 STI LIFE VISION BALANCED           $143       $443        $766       $1,680
 PORTFOLIO (Trust Shares)
-------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Portfolios. Actual expenses may be greater or less than those shown.

     INVESTMENT ADVISERS.   The Advisers, STI Capital, Trusco and Sun Trust
Bank, are each indirect wholly-owned subsidiaries of SunTrust and the investment advisers to the STI Funds. Trusco is registered under the Investment Advisers Act of 1940 (the "Advisers Act"). Both STI Capital and Sun Trust Bank are banks and are, therefore, not required to register as investment advisers. STI Capital had approximately $_____ billion of assets under management as of _____________, 199_ and its address is P.O. Box 3808, Orlando, FL 32802. Trusco, located at 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, had approximately $_____ billion of assets under management as of _____________, 199_. Sun Trust Bank, located at 25 Park Place, Atlanta, GA 30303, had approximately $_____ billion of assets under management as of _____________, 199_.

     CAMCO is a registered investment adviser and is the investment adviser to the Crest Funds. CAMCO is a wholly-owned subsidiary of Crestar Bank, which itself is an indirect wholly-owned subsidiary of SunTrust. CAMCO, located at 919 East Main Street, Richmond, VA 23219, had approximately $____ billion in assets under management as of ___________, 199_.

     INVESTMENT ADVISORY FEES. The following table compares management fees paid to CAMCO and the Adviser(s) for each CrestFund and its corresponding STI Fund, respectively. The table shows contractual advisory fees and advisory fees after net waivers.


CRESTFUNDS                            FEE*            STI FUNDS                                       FEE
Capital Appreciation Fund                             Capital Growth Fund**
    Contractual...................    .75%                Contractual.............................    1.15%
    Net Waivers...................    .75%                Net Waivers.............................    1.04%
Special Equity Fund                                   Small Cap Growth Stock Fund++
    Contractual...................    .75%                Contractual.............................    1.15%
    Net Waivers...................    .75%                Net Waivers.............................    1.50%
Intermediate Bond Fund                                Investment Grade Bond Fund**
    Contractual...................    .60%                Contractual.............................    .74%
    Net Waivers...................    .60%                Net Waivers.............................    .64%
Limited Term Bond Fund                                Short-Term Bond Fund**
    Contractual...................    .50%                Contractual.............................    .65%
    Net Waivers...................    .50%                Net Waivers.............................    .52%
Cash Reserve Fund                                     Prime Quality Money Market Fund**
    Contractual...................    .38%                Contractual.............................    .65%
    Net Waivers...................    .38%                Net Waivers.............................    .51%
Government Bond Fund                                  U.S. Government Securities Fund**
    Contractual...................    .60%                Contractual.............................    .74%
    Net Waivers...................    .50%                Net Waivers.............................    .58%
U.S. Treasury Money Fund                              U.S. Treasury Money Market Fund+
    Contractual...................    .40%                Contractual.............................    .65%
    Net Waivers...................    .40%                Net Waivers.............................    .53%
Tax Free Money Fund                                   Tax-Free Money Market Fund+
    Contractual...................    .40%                Contractual.............................    .40%
    Net Waivers...................    .40%                Net Waivers.............................    .40%
Value Fund                                            Growth and Income Fund+
    Contractual...................    .75%                Contractual.............................    .90%
    Net Waivers...................    .75%                Net Waivers.............................    .90%



                                      -47-

Virginia Municipal Bond Fund                          Virginia Municipal Bond Fund+
    Contractual...................    .50%                Contractual.............................    .65%
    Net Waivers...................    .50%                Net Waivers.............................    .58%
Virginia Intermediate Municipal                       Virginia Intermediate Municipal Bond Fund+
 Bond Fund                                                Contractual.............................    .65%
    Contractual...................    .50%                Net Waivers.............................    .65%
    Net Waivers...................    .50%            Maryland Municipal Bond Fund+
Maryland Municipal Bond Fund                              Contractual.............................    .65%
    Contractual...................    .60%                Net Waivers.............................    .49%
    Net Waivers...................    .25%            Life Vision Maximum Growth Portfolio+
Maximum Growth Portfolio                                  Contractual.............................    .25%
    Contractual...................    .25%                Net Waivers.............................    .02%
    Net Waivers...................    .09%            Life Vision Growth and Income Portfolio+
Growth and Income Portfolio                               Contractual.............................    .25%
    Contractual...................    .25%                Net Waivers.............................    .04%
    Net Waivers...................    .10%            Life Vision Balanced Portfolio+
Balanced Portfolio                                        Contractual.............................    .25%
    Contractual...................    .25%                Net Waivers.............................    .12%
    Net Waivers...................    .12%

* Net waiver fees for the CrestFunds are based on CAMCO voluntarily agreeing to waive a portion of its fee for the fiscal year ending November 30, 1998.

** Net waiver fees for the Existing STI Funds are based on the Adviser(s) voluntarily agreeing to waive a portion of advisory fees for the fiscal year ending May 31, 1998.

+ Because the New STI Funds were not yet operational as of the date of this Prospectus/Proxy Statement, net waiver fees are based on Trusco's anticipated voluntary fee waivers.

++ Net waiver fees for the STI Small Cap Growth Stock Fund are based on the period between October 8, 1998, the date it commenced operations, and January 31, 1999.

DISTRIBUTOR FEES. The distributor for the CrestFunds is SEI Investments Distribution Co. (the "Distributor"). The Distributor also serves as distributor for the STI Funds. As set forth in the Comparison of Annual Operation Expenses, the Distribution Fees payable to SEI are generally lower for the STI Funds. The following STI Funds, however, have higher contractual Distribution fees than the Contractual Distribution Fee for the corresponding CrestFund; STI Capital Growth Fund (Investor Class); STI Investment Grade Bond Fund (Investor Class); and STI Growth and Income Fund (Investor Class). Nevertheless, the net expense ratios for those STI Funds is the same or lower than the corresponding CrestFund.

     SALES LOADS AND CONTINGENT DEFERRED SALES CHARGES. The following chart compares front-end sales loads and contingent deferred sales charges ("CDSC") for certain of the CrestFunds and their corresponding STI Funds.

CRESTFUNDS                                     FEE              STI FUNDS                                      FEE
Capital Appreciation Fund                                       Capital Growth Fund
    Investor Class A - Front-End Load......    4.50%                Investor Shares - Front-End Load.......    3.75%
    Investor Class B - CDSC................    5.00%                Flex Shares - CDSC.....................    2.00%
Special Equity Fund                                             Small Cap Growth Stock Fund
    Investor Class A - Front-End Load......    4.50%                Trust Shares - Front-End Load..........    NONE
    Investor Class B - CDSC................    5.00%                Flex Shares - CDSC.....................    2.00%
Intermediate Bond Fund                                          Investment Grade Bond Fund
    Investor Class A - Front-End Load......    3.00%                Investor Shares - Front-End Load.......    3.75%
Cash Reserve Fund                                               Prime Quality Money Market Fund
    Investor Class B - CDSC................    5.00%                Investor Shares - CDSC.................    NONE
Government Bond Fund                                            U.S. Government Securities Fund
    Investor Class B - CDSC................    5.00%                Flex Shares - CDSC.....................    2.00%
Value Fund                                                      Growth and Income Fund
    Investor Class A - Front-End Load......    4.50%                Trust Shares - Front-End Load..........    3.75%
    Investor Class B - CDSC................    5.00%                Flex Shares - CDSC.....................    2.00%
Virginia Municipal Bond Fund                                    Virginia Municipal Bond Fund
    Investor Class B - CDSC................    5.00%                Flex Shares - CDSC.....................    2.00%
Virginia Intermediate Municipal Bond Fund                       Virginia Intermediate Municipal Bond Fund
    Investor Class A - Front-End Load......    3.50%                Trust Shares - Front-End Load..........    3.75%
Maryland Municipal Bond Fund                                    Maryland Municipal Bond Fund
    Investor Class B - CDSC................    5.00%                Flex Shares - CDSC.....................    2.00%


CONTINGENT DEFERRED SALES CHARGES. The CrestFunds which offer Investor Class B Shares (the Capital Appreciation Fund, Special Equity Fund, Cash Reserve Fund, Government Bond Fund, Value Fund, Maryland Municipal Bond Fund, and Virginia Municipal Bond Fund) are subject to a maximum CDSC which decreases from 5.0% to 0% after seven years. Investor Class B Shares convert automatically to Investor Class A Shares after the seventh year of investment. The participating STI Funds offering Flex Shares (the Short-Term Bond Fund, Investment Grade Bond Fund, U.S. Government Securities Fund, Capital Growth Fund, Small Cap Growth Stock Fund, Virginia Municipal Bond Fund, and Maryland Municipal Bond Fund) are subject to a 2.0% CDSC that decreases to 0% after the first year. Flex Shares have no automatic conversion feature.

     Investor Class B shareholders will generally become Flex Share shareholders of the corresponding STI Fund following the Reorganization. The result to Investor Class B shareholders of this change is that they will be able to redeem their STI Fund shares, without paying a CDSC, earlier than they could prior to the Reorganization. Shares held longer than seven years, however, would no longer automatically convert to a class with lower annual operating expenses. Consequently, shareholders who hold shares for more than seven years could end up paying higher expenses over the life of the investment as STI Fund shareholders then they would have paid as a CrestFunds shareholder.

     The Board of Directors, however, does not believe that these differences between Investor Class B and Flex Shares is a significant disadvantage to Investor Class B shareholders. In many cases, those shareholders will benefit from the more favorable expense ratios and performance records of the corresponding STI Funds and from the ability to redeem their shares earlier without paying a CDSC.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.

     THIS SECTION WILL HELP YOU COMPARE THE INVESTMENT OBJECTIVES AND POLICIES OF EACH CRESTFUND WITH ITS CORRESPONDING STI FUND. PLEASE BE AWARE THAT THIS IS ONLY A BRIEF DISCUSSION. MORE COMPLETE INFORMATION MAY BE FOUND IN THE CRESTFUNDS' AND STI FUNDS' PROSPECTUSES.

CRESTFUNDS CAPITAL APPRECIATION FUND : STI CAPITAL GROWTH FUND
     The investment objective of the CrestFunds Capital Appreciation Fund is to provide long-term capital appreciation. It invests in medium to large-cap companies and primarily in domestic and foreign common stock, and convertible securities. Companies are selected through a qualitative screening process.

     The investment objective of the STI Capital Growth Fund is to provide capital appreciation. It invests in large-cap companies believed to have above-average growth potential and invests primarily in U.S. common stocks and
equity securities believed to be undervalued.   Investments are rotated among
various market sectors using analysis of business cycles

     DIFFERENCES: The STI Capital Growth Fund may not purchase securities of other investment companies, except for money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). The CrestFunds Capital Appreciation Fund may purchase securities of other investment companies, as permitted by the 1940 Act.

CRESTFUNDS SPECIAL EQUITY FUND : STI SMALL CAP GROWTH STOCK FUND
     The investment objective of the CrestFunds Special Equity Fund is to provide long-term capital appreciation. It invests in small to medium-cap companies and invests primarily in domestic and foreign common stock, and convertible securities.

     The investment objective of the STI Small Cap Growth Stock Fund is to provide long-term capital appreciation. It invests in small-cap companies believed to have above-average growth potential and invests primarily in common stocks of smaller U.S. companies.

     DIFFERENCES: The STI Small Cap Growth Stock Fund invests in companies with market capitalizations of up to about $3 billion, and may not purchase securities of other investment companies, except for money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). The CrestFunds Special Equity Fund invests in companies with market capitalizations of less than $1 billion and may purchase securities of other investment companies, as permitted by the 1940 Act.

CRESTFUNDS INTERMEDIATE BOND FUND : STI INVESTMENT GRADE BOND FUND
     The investment objective of the CrestFunds Intermediate Bond Fund is to provide high current income while considering preservation of capital and the potential for realizing capital appreciation. It invests primarily in investment grade bonds and other fixed income securities issued by domestic and foreign issuers such as corporate obligations, obligations issued or guaranteed by the U.S. Government, commercial paper, which is rated Prime-1 by Moody's or A-1 by Standard & Poor's, and mortgage-backed securities.

     The investment objective of the STI Investment Grade Bond Fund is to provide a high total return through current income and capital appreciation, while preserving the principal amount invested. It invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities.

     DIFFERENCES: The STI Investment Grade Bond Fund may not purchase securities of other investment companies, except for money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). The CrestFunds Intermediate Bond Fund may purchase securities of other investment companies, as permitted by the 1940 Act.

CRESTFUNDS LIMITED TERM BOND FUND : STI SHORT-TERM BOND FUND
     The investment objective of the CrestFunds Limited Term Bond Fund is to provide high current income while considering preservation of capital and the potential for realizing capital appreciation. It invests primarily in investment grade bonds and other fixed income securities issued by domestic and foreign issuers such as corporate obligations, obligations issued or guaranteed by the U.S. Government, commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, and mortgage-backed securities.

     The investment objective of the STI Short-Term Bond Fund is to provide high current income, while preserving capital. It invests primarily in short to medium-term investment grade corporate debt, U.S. Treasury, mortgage-backed and asset-backed securities.

     DIFFERENCES: The STI Short-Term Bond Fund may not purchase securities of other investment companies, except for money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). The CrestFunds Limited Term Bond Fund may purchase securities of other investment companies, as permitted by the 1940 Act.

CRESTFUNDS CASH RESERVE FUND : STI PRIME QUALITY MONEY MARKET FUND
      The investment objective of the CrestFunds Cash Reserve Fund is to provide high current income, while maintaining a share price of $1. It invests in a broad range of short-term, high quality U.S. dollar denominated debt securities, high quality debt obligations of foreign issuers and repurchase agreements.

     The investment objective of the STI Prime Quality Money Market Fund is to provide high current income, while preserving capital and liquidity. It invests in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars.

     DIFFERENCES: The STI Prime Quality Money Market Fund may not purchase securities of other investment companies, except for money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). The CrestFunds Cash Reserve Fund may purchase securities of other investment companies, as permitted by the 1940 Act.

CRESTFUNDS GOVERNMENT BOND FUND : STI U.S. GOVERNMENT SECURITIES FUND
The investment objective of the CrestFunds Government Bond Fund is to provide high current income with preservation of capital. It invests in bond and other fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including GNMA, FNMA and FHLMC mortgage-backed securities.

     The investment objective of the STI U.S. Government Securities Fund is to provide high current income, while preserving capital. It invests primarily in U.S. Government debt securities, such as mortgage-backed securities and U.S. Treasury obligations.

     DIFFERENCES: No material differences.

     Each of the following CrestFunds would transfer its assets and certain stated liabilities into its corresponding New STI Fund that was not yet operational as of the date of this Prospectus/Proxy Statement. The investment objectives and policies of each STI Fund will be substantially similar to its corresponding CrestFund. There are no material differences in the investment restrictions of each CrestFund and its corresponding New STI Fund.

CRESTFUNDS U.S. TREASURY MONEY FUND : STI U.S. TREASURY MONEY MARKET FUND
     The investment objective of the CrestFunds U.S. Treasury Money Fund and STI U.S. Treasury Money Market Fund is to provide high current income while maintaining a share price of $1. The Funds invest solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury

 CRESTFUNDS TAX FREE MONEY FUND : STI TAX-FREE MONEY MARKET FUND
     The investment objective of the CrestFunds Tax Free Money Fund and STI Tax-Free Money Market Fund is to provide high current income exempt from federal income tax, while maintaining a share price of $1. The Funds invest primarily in high-quality municipal securities that are free from federal income tax and focus on municipal securities that pay interest that is not includable in federal alternative minimum tax calculations.

CRESTFUNDS VALUE FUND : STI GROWTH AND INCOME FUND
     The investment objective of the CrestFunds Value Fund and STI Growth and Income Fund is to provide long-term capital appreciation. The Funds invest primarily in domestic and foreign common stock of companies with large market capitalizations of at least $1 billion.

CRESTFUNDS VIRGINIA MUNICIPAL BOND FUND : STI VIRGINIA MUNICIPAL BOND FUND
     The investment objective of the CrestFunds Virginia Municipal Bond Fund and STI Virginia Municipal Bond Fund is to provide high current income exempt from federal and Virginia income tax. The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Virginia income tax. There are no limits on the dollar-weighted average portfolio maturity of the Fund.

CRESTFUNDS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND : STI VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
     The investment objective of the CrestFunds Virginia Intermediate Municipal Bond Fund and STI Virginia Intermediate Municipal Bond Fund is to provide high current income exempt from federal and Virginia income tax. The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Virginia income tax. The Fund's dollar-weighted average maturity will be maintained at between five and ten years.

CRESTFUNDS MARYLAND MUNICIPAL BOND FUND : STI MARYLAND MUNICIPAL BOND FUND
     The investment objective of the CrestFunds Maryland Municipal Bond Fund and STI Maryland Municipal Bond Fund is to provide high current income exempt from federal and Maryland income tax. The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Maryland income tax.

CRESTFUNDS MAXIMUM GROWTH PORTFOLIO : STI LIFE VISION MAXIMUM GROWTH PORTFOLIO
     The investment objective of the CrestFunds Maximum Growth Portfolio and STI Life Vision Maximum Growth Portfolio are Funds of Funds whose investment objective is to provide high capital appreciation. The Funds invest at least 80% of their total assets in shares of underlying CrestFunds and STI Funds, respectively, that invest primarily in equity securities.

CRESTFUNDS GROWTH AND INCOME PORTFOLIO : STI LIFE VISION GROWTH AND INCOME PORTFOLIO
     The investment objective of the CrestFunds Growth and Income Portfolio and STI Life Vision Growth and Income Portfolio are Funds of Funds whose investment objective is to provide long-term capital appreciation. The Funds invest at least 80% of their total assets in shares of underlying CrestFunds and STI Funds, respectively, that invest primarily in equity securities or fixed income securities.

CRESTFUNDS BALANCED PORTFOLIO : STI LIFE VISION BALANCED PORTFOLIO
     The investment objective of the CrestFunds Balanced Portfolio and STI Life Vision Balanced Portfolio are Funds of Funds whose investment objective is to provide capital appreciation and current income. The Funds invest in shares of underlying CrestFunds and STI Funds, respectively, that invest primarily in equity securities, and invest at least 25% of the Portfolio's total assets in shares of their underlying respective Funds that invest primarily in fixed income securities.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES.

     STI FUNDS. Shares of the STI Funds, other than Trust Shares, may be purchased directly from the STI Funds by mail, telephone, wire, direct deposit, or Automated Clearing House. Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, Trust Shares may be purchased through accounts maintained with financial institutions and potentially through a Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). The minimum purchase for Investor Shares is $2,000, and for Flex Shares is $10,000 ($2,000 for retirement plans). Additional Investor or Flex Shares may be purchased for a minimum of $1,000.

     The net asset value ("NAV") of the STI Funds is calculated once each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"), at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

     STI Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the STI Funds Statement of Additional Information, incorporated herein by reference.

     CRESTFUNDS. Shares of the CrestFunds, other than Trust Class shares, may be purchased directly from CrestFunds by mail, telephone, wire or through a Crestar Securities Corporation ("CSC") Investment Representative. Trust Class shares may be purchased through a representative of certain correspondent banks of CAMCO, or other financial institutions that have executed dealer agreements. Shares of the Funds may be purchased through procedures established by the banks in connection with the requirements of their customer accounts.

     The NAV of the Funds, other than the Tax Free Money Fund, Cash Reserve Fund and U.S. Treasury Money Fund, is calculated once each Business Day, at the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern time). The NAV of Tax Free Money Fund is determined as of 12:00 noon, Eastern time, and as of the regularly-scheduled close of normal trading on the NYSE. The NAV of the Cash Reserve Fund and the U.S. Treasury Money Fund is determined as of 1:00 p.m., Eastern time and as of the regularly-scheduled close of normal trading on the NYSE. To be eligible to receive dividends declared on the day a shareholder submits a purchase order, generally a Fund must receive the order before 4:00 p.m., Eastern time for each of the CrestFunds, other than the Tax Free Money Fund, Cash Reserve Fund and U.S. Treasury Money Fund. Orders must be received at 12:00 noon, Eastern time for the Tax Free Money Market Fund, and 1:00 p.m., Eastern time for the Cash Reserve and the U.S. Treasury Money Fund. Shares may be purchased on any day that the NYSE and the Federal Reserve are open for business. Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

     The minimum initial investment for Trust Class shares is $1 million, except for agency accounts for which the minimum is $10,000 (the minimum is waived for qualified cash management accounts). There is no minimum for additional investments of Trust Class shares. The minimum initial investment for Investor Class A shares or Investor Class B shares is $1,000 ($500 for Individual Retirement Accounts ("IRAs"). Additional purchases must be at least $100 ($50 for IRAs).

EXCHANGE PRIVILEGES.

     STI FUNDS.   For Investor Shares and Flex Shares, exchange requests must be for an amount of at least $1,000. For each shareholder, exchanges are allowed up to four times during a calendar year. This exchange privilege may be changed or canceled at any time upon 60 days' notice.
Investor Shares of any Fund (including Funds not participating in the Reorganization) may be exchanged for Investor Shares of any other Fund. If shares are exchanged that were purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If shares are exchanged into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. Flex Shares of any Fund may be exchanged for Flex Shares of any other Fund, or for Investor Shares of the Prime Quality Money Market Fund, U.S. Treasury Money Market Fund, Tax-Free Money Market Fund or any of the STI Funds money market funds not participating in the Reorganizations (collectively, the "Money Market Funds"). No contingent deferred sales charge is imposed on redemptions of Money Market Funds shares acquired in an exchange, provided the shares are held for at least one year from the initial purchase.
If Flex Shares are exchanged for Investor Shares of a Money Market Fund, those Money Market Fund Investor Shares may only be exchanged for Flex Shares.

     CRESTFUNDS. Shares may be exchanged on any Business Day. Class A Shares of any Fund may be exchanged for Class A Shares of any other Fund. If shares purchased without a sales charge or with a lower sales charge are exchanged into a Fund with a sales charge or with a higher sale charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If shares are exchanged into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. Class B Shares of any Fund may be exchanged for Class B Shares of any other Fund. No contingent deferred sales charge is imposed on an exchange. After the seventh year of investment, Class B Shares automatically convert to Class A Shares for all Class B shares, including the Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund. These three Funds offer Class A shares only through a conversion from Class B shares.
Trust Class Shares of any Fund may be exchanged for Trust Class Shares of any other Fund. Trust Class Shares may be exchanged for Class A Shares or Class B Shares of the same Fund should the holder of the Trust Class Shares cease to be eligible to invest in the Trust Class. Additionally, Class A Shares or Class B Shares may be exchanged for Trust Class Shares if the investor is eligible to invest in the Trust Class.

     The exchange privileges of the STI Funds and the CrestFunds may be modified or terminated at any time upon 60 days' notice to shareholders.

REDEMPTION PROCEDURES.

     STI FUNDS. Shares may be redeemed on any Business Day by contacting STI Funds directly by mail or telephone or shareholders may contact their financial institution by mail or telephone (for Trust Shares, shareholders must contact their financial institution). To sell shares by telephone, the amount of the sale must be at least $1,000. For redemptions of $25,000 or more, STI Funds must be notified in writing and a signature guarantee (a notarized signature is not sufficient) must be included. The sale price of each share will be the next NAV determined after a request is received less, in the case of Flex Shares, any applicable deferred sales charge. Shareholders with account balances of $10,000 or more may use the systematic withdrawal plan. Under the plan, shareholders may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund.

     CRESTFUNDS. Shareholders may redeem shares by mail, telephone, wire or through a CSC Investment Representative. The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Investor Class B Shares, any applicable deferred sales charge. Under a Systematic Withdrawal Plan, shareholders may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $250 from any Fund.

     REDEMPTIONS IN KIND

     The STI Funds and the CrestFunds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that shares would ever be redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale as with any redemption.

     DIVIDEND POLICIES.

     STI FUNDS. The following STI Funds declare income daily and pay dividends monthly: the Investment Grade Bond Fund, Short-Term Bond Fund, U.S. Government Securities Fund, and Prime Quality Money Market Fund. The following STI Funds declare and distribute income quarterly: the Capital Growth Fund and Small Cap Growth Stock Fund.

     CRESTFUNDS. The following CrestFunds declare income daily and distribute monthly: the Cash Reserve Fund, U.S. Treasury Money Fund, Tax Free Money Fund, Limited Term Bond Fund, Intermediate Bond Fund, Government Bond Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, and Maryland Municipal Bond Fund. The following CrestFunds declare and distribute income monthly: the Value Fund, Capital Appreciation Fund, and Special Equity Fund.

     For all Funds, capital gains, if any, are distributed at least annually.

                                        RISKS

CRESTFUNDS CAPITAL APPRECIATION FUND : STI CAPITAL GROWTH FUND
     The CrestFunds Capital Appreciation Fund invests primarily in domestic and foreign common stock of companies with medium to large market capitalizations of at least $1.5 billion. Such investments include securities convertible into common stock, such as convertible bonds and convertible preferred stock rated investment-grade or better. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     The STI Capital Growth Fund invests primarily in U.S. common stocks and other equity securities that are believed to be undervalued by the stock market and companies believed to have above average growth potential. The Fund focuses on large cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes. Because the Fund invests primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

RISK DIFFERENCES: Because the CrestFund invests in foreign common stocks, it is subject to the risks associated with investing in foreign securities, such as adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, and less uniformity in accounting and reporting requirements.

CRESTFUNDS SPECIAL EQUITY FUND : STI SMALL CAP GROWTH STOCK FUND
     The CrestFunds Special Equity Fund invests primarily in domestic and foreign common stock of companies with small to medium market capitalizations of less than $1 billion. Such investments include securities convertible into common stock, such as convertible bonds and convertible preferred stock. The Fund may also invest in sponsored American Depositary Receipts of qualifying foreign companies, and in securities having common stock characteristics, such as rights and warrants. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Because the Fund invests primarily in common stocks of smaller companies, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     The STI Small Cap Growth Fund invests primarily in U.S. companies that demonstrate above-average growth potential. The Fund invests in companies with an established operating history, a solid balance sheet and market capitalizations of up to about $3 billion. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transactions costs and additional capital gains taxes. Because the Fund invests primarily in common stocks of smaller U.S. companies, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in small-or mid-cap companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, securities prices could be less stable than those of large, more established companies.

RISK DIFFERENCES: Because the CrestFund invests in foreign common stocks, it is subject to the risks associated with investing in foreign securities, such as adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, and less uniformity in accounting and reporting requirements.

CRESTFUNDS INTERMEDIATE BOND FUND : STI INVESTMENT GRADE BOND FUND
     The CrestFunds Intermediate Bond Fund invests primarily in investment-grade bonds and other fixed income securities issued by domestic and foreign issuers such as corporate obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper which is rated Prime-1 by Moody's or A-1 by S&P; and asset-backed and mortgage-backed securities. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

     The STI Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. The Fund tries to minimize risk while attempting to outperform selected market indices. Currently, the selected index is the Lehman Brothers Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade govern merit and corporate debt securities. The Fund seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently which may result in higher transaction costs and additional capital gains taxes. Because the Fund invests primarily in investment grade debt securities, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities.
In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed securities, as is discussed above in the Fund's corresponding CrestFund.

RISK DIFFERENCES: Because the CrestFund invests in bonds and other fixed income securities issued by foreign issuers, it is subject to the risks associated with investing in foreign instruments, such as adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, and less uniformity in accounting and reporting requirements.

CRESTFUNDS LIMITED TERM BOND FUND: STI SHORT-TERM BOND FUND
     The CrestFunds Limited Term Bond Fund invests primarily in investment-grade bonds and other fixed income securities issued by domestic and foreign issuers, such as corporate obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated Prime-1 by Moody's or A-1 by S&P; and mortgage-backed securities. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Fund may also be subject to the risk of investing in mortgage-backed securities, as discussed above. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

     The STI Short-Term Bond Fund invests primarily in a diversified portfolio of short-to medium term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk. Because the Fund invests primarily in debt securities, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates.
In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Also, the Fund may invest in bonds rated "investment grade." Some investment grade bonds may have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed and asset-backed securities.

RISK DIFFERENCES: Because the CrestFund invests in bonds and other fixed income securities issued by foreign issuers, it is subject to the risks associated with investing in foreign instruments, such as adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, and less uniformity in accounting and reporting requirements.

CRESTFUNDS CASH RESERVE FUND : STI PRIME QUALITY MONEY MARKET FUND
     The CrestFunds Cash Reserve Fund invests primarily in U.S. dollar denominated money market instruments, such as U.S. Government securities, short-term debt obligations of high quality corporate issuers including commercial paper notes and bonds; high quality debt obligations of foreign issuers; repurchase agreements; and obligations of institutions such as banks and insurance companies including certificates of deposit, bankers' acceptances and time deposits. The Fund's portfolio is comprised only of short-term, high quality debt securities. Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDS, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund. The Fund can be expected to produce lower income levels than fixed income funds that invest in longer term securities.

     The STI Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund tries to increase income without adding undue risk. As discussed above, although the Fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

RISK DIFFERENCES: No material differences.

CRESTFUNDS GOVERNMENT BOND FUND : STI U.S. GOVERNMENT SECURITIES FUND
     The CrestFunds Government Bond Fund invests primarily in bonds and other fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including

U.S. Treasury Bonds, Notes and Bills, Government National Mortgage Association mortgage-backed pass-through certificates and mortgage-backed securities issued by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. Under normal conditions, at least 65% of the Fund's total assets will be invested in U.S. Government securities, including bonds and repurchase agreements secured by U.S. Government securities. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Funds are also subject to the risk associated with investing in mortgage backed securities, as discussed above.

     The STI U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. Because the Fund invests primarily in U.S. government debt securities, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities, as discussed above.

RISK DIFFERENCES: No material differences.

     Each of the following CrestFunds will transfer its assets and certain stated liabilities to its corresponding New STI Funds which was not yet operational as of the date of this Prospectus/Proxy Statement. Therefore, the risks associated with each New STI Fund will be substantially similar to its corresponding CrestFund.

CRESTFUNDS U.S. TREASURY MONEY FUND : STI U.S. TREASURY MONEY MARKET FUND
     The Funds invest solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Funds limit their investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization. Although the Funds' U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. As discussed above, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

CRESTFUND TAX FREE MONEY FUND : STI TAX-FREE MONEY MARKET FUND
     The Funds invest primarily in high-quality municipal securities that are free from federal income tax. The Funds focus on municipal securities that pay interest that is not includable in federal alternative minimum tax calculations, however, the Funds reserve the right to invest up to 20% of the value of their net assets in securities, including private bonds, the interest on which is fully taxable or subject to the alternative minimum tax. As a fundamental policy, at least 80% of the Funds' income will, under normal circumstances, be exempt from such taxes. The Funds' portfolio is diversified among issuers and comprised only of short term, high quality debt securities. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Funds' municipal securities. As discussed above, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

CRESTFUNDS VALUE FUND : STI GROWTH AND INCOME FUND
     The Funds invest primarily in domestic and foreign common stock of companies with large market capitalizations of at least $1 billion. Such investments include securities convertible into common stock, such as convertible bonds and convertible preferred stock rated investment-grade or better. These stocks are selected from a list of companies traded in the U.S. securities markets, including sponsored American Depositary Receipts of qualifying foreign companies. Due to its investment strategy, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Because they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

CRESTFUNDS VIRGINIA MUNICIPAL BOND FUND : STI VIRGINIA MUNICIPAL BOND FUND
     The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Virginia income tax. Such investments include fixed, variable, or floating rate general obligation and revenue bonds; zero coupon and asset-backed securities; tax revenue, or bond anticipation notes; and tax-exempt commercial paper. All such instruments must be investment grade. There are no limits on the dollar weighted average portfolio maturity of the Funds. Due to its investment strategy, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Funds' securities. The Funds' concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. The Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

CRESTFUNDS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND : STI VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
     The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Virginia income tax. Such investments include fixed, variable, or floating rate general obligation and revenue bonds; zero coupon and asset-backed securities; tax revenue, or bond anticipation notes;
and tax-exempt commercial paper. All such instruments must be investment grade. In selecting the Funds' investments, stability and growth of principal are considered. The Funds' dollar-weighted average maturity will be maintained at between five and ten years. The risks associated with investing in the Funds are identical to those described above for the CrestFunds Virginia Municipal Bond Fund.

CRESTFUNDS MARYLAND MUNICIPAL BOND FUND : STI MARYLAND MUNICIPAL BOND FUND
     The Funds invest primarily in municipal bonds of investment-grade quality which are free from federal and Maryland income tax. Such investments include fixed, variable, or floating rate general obligation and revenue bonds; zero coupon and asset-backed securities; tax revenue, or bond anticipation notes; and tax-exempt commercial paper. All such instruments must be investment grade. There are no limits on the dollar weighted average portfolio maturity of the Funds. The risks associated with investing in the Funds are identical to those described above for the CrestFunds Virginia Municipal Bond Fund.

CRESTFUNDS MAXIMUM GROWTH PORTFOLIO : STI LIFE VISION MAXIMUM GROWTH PORTFOLIO
     The Portfolios invest at least 80% of their total assets in shares of underlying CrestFunds and STI Funds, as appropriate, that invest primarily in equity securities. Historically, the equity markets have moved in cycles, and the value of an underlying Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolios. The Portfolios' remaining assets may be invested in shares of their respective Funds that invest primarily in fixed income securities, shares of their underlying Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. Due to their investment strategy, an underlying Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The risks associated with investing in the Portfolios will vary depending upon how the assets are allocated among the underlying Funds.

CRESTFUNDS GROWTH AND INCOME PORTFOLIO AND STI LIFE VISION GROWTH AND INCOME PORTFOLIO
     The Portfolios invest at least 80% of their total assets in shares of underlying CrestFunds and STI Funds, as appropriate, that invest primarily in equity securities or fixed income securities. Historically, the equity markets have moved in cycles, and the value of an underlying Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolios. The Portfolios' remaining assets may be invested in shares of their respective underlying Funds that are money market funds, securities issued by the U.S. Government, its agencies or
instrumentalities, repurchase agreements and short-term paper.   An underlying
Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The risks associated with investing in the Portfolios will vary depending upon how the assets are allocated among the underlying Funds.

CRESTFUNDS BALANCED PORTFOLIO AND STI LIFE VISION BALANCED PORTFOLIO
     The Portfolios principally invest in shares of underlying CrestFunds and STI Funds, as appropriate, that invest primarily in equity securities. The Portfolios, however, invest at least 25% of their total assets in shares of their respective underlying Funds which invest primarily in fixed income securities. The Portfolios' remaining assets may be invested in shares of their respective underlying Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. Due to their investment strategy, an underlying Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The risks associated with investing in the Portfolios will vary depending upon how the assets are allocated among the underlying Funds. In the case of an underlying Fund that invests primarily in equity securities, the equity markets have moved in cycles, and the value of the Funds' equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the a risk of investing in the Portfolios.

                     INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

     The Reorganization Agreement provides that all of the assets and stated liabilities of each CrestFund will be transferred to the corresponding STI Fund at the applicable Effective Time of the Reorganization. In exchange for the transfer of these assets, STI will simultaneously issue at the applicable Effective Time of the Reorganization a number of full and fractional shares of each STI Fund to its corresponding CrestFund equal in value to the respective net asset values of that CrestFund immediately prior to the applicable Effective Time of the Reorganization.

     Following the transfer of assets and liabilities in exchange for STI Fund shares, each CrestFund will distribute, in complete liquidation, pro rata to its shareholders of record all the shares of the corresponding STI Funds so received to its shareholders in liquidation. Each shareholder of the CrestFunds owning shares at the Effective Times of the Reorganization will receive corresponding STI Fund shares of equal value. Such distribution will be accomplished by the establishment of accounts in the names of the shareholders of the CrestFunds' shareholders on the share records of STI Funds' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the STI Funds due to the shareholders of the corresponding CrestFunds. The STI Funds do not issue share certificates to shareholders. Shares of the STI Funds to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the CrestFunds' shareholders. The CrestFunds then will be terminated under state law.

     The Reorganization Agreement provides for the Reorganization to occur in two steps. For CrestFunds combining with Existing STI Funds, the Closing Date is May 17, 1999. For CrestFunds transferring their assets to new STI Funds, the Closing Date is May 24, 1999. The Reorganization Agreement provides that all expenses of the Reorganization incurred by a class of CrestFunds shareholders will be borne by that class, except as shall be determined by the Board of Directors of the Corporation.

     The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things, (i) approval of the Reorganization Agreement by CrestFunds shareholders, (ii) the receipt by the CrestFunds and the STI Funds of a tax opinion to the effect that the Reorganization will be tax-free to the CrestFunds and the STI Funds and their shareholders, and (iii) receipt by the CrestFunds and the STI Funds of an order from the SEC permitting the Reorganization. The Reorganization Agreement may be terminated, if on the applicable Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Effective Time of the Reorganization, the Board of Directors of the Corporation or the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement is not in the best interest of the shareholders of the CrestFunds or the STI Funds, respectively.

     COSTS OF REORGANIZATION. Unless otherwise provided, all expenses solely and directly related to the Reorganization incurred by each class of shares of the CrestFunds will be borne by the CrestFunds, as determined by the CrestFunds Board of Directors. Nonetheless, any Reorganization costs incurred by the following CrestFunds will be borne by Trusco and its affiliates: Cash Reserve Fund (Investor Class A), Tax Free Money Fund (Investor Class A), Value Fund (Investor Class A and Class B), Virginia Municipal Bond Fund (Investor Class B), Virginia Intermediate Municipal Bond Fund (Investor Class
A), and Maryland Municipal Bond Fund (Investor Class B). Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each of the CrestFunds; and (f) solicitation costs of the transaction.

     Notwithstanding the foregoing, each STI Fund shall pay: (a) a porition of the expenses associated with the preparation and filing of this Propsectus/Proxy Statement; (b) federal registration fees; (c) qualification fees and expenses of preparing and filing such forms as are necessary under applicabe state securities laws to qualify STI Fund shares to be issued in connection herewith in each state in which CrestFunds shareholders are resident as of the date of the mailing of this Prospectus/Proxy Statement to such shareholders; and (d) legal fees incurred by each of the STI Funds.

     FEDERAL INCOME TAXES. Each combination of a CrestFund and a corresponding STI Fund in the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the CrestFunds nor its shareholders will recognize gain or loss in the transaction; the tax basis of the STI Funds shares received will be the same as the basis of the CrestFunds shares exchanged; and the holding period of the STI Funds shares received will include the holding period of the CrestFunds shares exchanged, provided that the shares exchanged were held as capital assets at the time of the transaction. As a condition to the closing of the Reorganization, the Companies will receive an opinion from counsel to the CrestFunds to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

     CAPITALIZATION. The following table sets forth as of November 30, 1998 (i) the capitalization of each of the Existing STI Funds; (ii) the capitalization of each of the CrestFunds;

and (iii) the pro forma combined capitalization of the Funds assuming the Reorganization has been approved.

------------------------------------------------------------------------------------------------------------------
FUND                                NET ASSETS (000)    NET ASSET VALUE PER SHARE      SHARES OUTSTANDING (000)
------------------------------------------------------------------------------------------------------------------
STI Capital Growth
Trust Shares                           $1,603,031                 $17.56                        91,303
Investor Shares                        $  280,649                 $17.51                        16,029
Flex Shares                            $  126,430                 $17.24                         7,335
Total                                  $2,010,110                                              114,667
----------------------------------------------------------------------------------------------------------
CrestFunds Capital Appreciation
Trust Class                            $  124,182                 $17.78                         6,983
Investor Class A                       $   11,136                 $17.59                           633
Investor Class B                       $    4,841                 $17.40                           278
Total                                  $  140,159                                                7,894
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $1,727,213                 $17.56                        98,376
Investor Shares                        $  291,785                 $17.51                        16,665
Flex Shares                            $  131,271                 $17.24                         7,616
Total                                  $2,150,269                                              122,657
==========================================================================================================
STI Small Cap Growth
Trust Shares                           $   13,474                 $13.25                         1,016
Flex Shares                            $      811                 $13.24                            61
Total                                  $   14,285                                                1,077
----------------------------------------------------------------------------------------------------------
CrestFunds Special Equity
Trust Class                            $   90,311                 $12.23                         7,385
Investor Class A                       $    4,973                 $12.22                           407
Investor Class B                       $    2,701                 $11.87                           227
Total                                  $   97,985                                                8,019
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $  108,758                 $13.26                         8,201
Flex Shares                            $    3,512                 $13.24                           264
Total                                  $  112,270                                                8,465
==========================================================================================================
STI Investment Grade Bond
Trust Shares                           $  808,661                 $10.94                        73,909
Investor Shares                        $   33,301                 $10.94                         3,044
Total                                  $  841,962                                               76,953
----------------------------------------------------------------------------------------------------------
CrestFunds Intermediate Bond
Trust Class                            $  310,885                 $10.13                        30,704
Investor Class A                       $    3,290                 $10.13                           325
Total                                  $  314,175                                               31,029
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $1,119,546                 $10.94                       102,323
Investor Shares                        $   36,591                 $10.94                         3,345
Total                                  $1,156,137                                              105,668
==========================================================================================================


                                      -66-

------------------------------------------------------------------------------------------------------------------
FUND                                NET ASSETS (000)    NET ASSET VALUE PER SHARE      SHARES OUTSTANDING (000)
------------------------------------------------------------------------------------------------------------------
STI Short-Term Bond
Trust Shares                           $  131,851                 $10.18                        12,952
Total                                  $  131,851                                               12,952
----------------------------------------------------------------------------------------------------------
CrestFunds Limited
Term Bond
Trust Class                            $   83,980                  $9.98                         8,415
Total                                  $   83,980                                                8,415
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $  215,831                 $10.18                        21,202
Total                                  $  215,831                                               21,202
==========================================================================================================
STI Prime Quality Money Market
Trust Shares                           $1,913,136                  $1.00                     1,913,468
Investor Shares                        $  545,161                  $1.00                       545,215
Total                                  $2,458,297                                            2,458,683
----------------------------------------------------------------------------------------------------------
CrestFunds Cash Reserve
Trust Class                            $1,135,571                  $1.00                     1,135,623
Investor Class A                       $  189,942                  $1.00                       189,937
Investor Class B                       $      133                  $1.00                           133
Total                                  $1,325,646                                            1,325,693
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $3,048,707                  $1.00                     3,049,091
Investor Shares                        $  735,236                  $1.00                       735,285
Total                                  $3,783,943                                            3,784,376
==========================================================================================================
STI U.S. Government Securities
Trust Shares                           $   41,160                 $10.63                         3,872
Flex Shares                            $    4,596                 $10.63                           432
Total                                  $   45,756                                                4,304
----------------------------------------------------------------------------------------------------------
CrestFunds Government Bond
Trust Class                            $   50,051                 $10.64                         4,706
Investor Class B                       $    2,397                 $10.67                           225
Total                                  $   52,448                                                4,931
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $   91,211                 $10.63                         8,580
Flex Shares                            $    6,993                 $10.63                           657
Total                                  $   98,204                                                9,237
==========================================================================================================


                                      -67-

------------------------------------------------------------------------------------------------------------------
FUND                                NET ASSETS (000)    NET ASSET VALUE PER SHARE      SHARES OUTSTANDING (000)
------------------------------------------------------------------------------------------------------------------


     The following table sets forth, as of November 30, 1998, (i) the capitalization of each of the remaining CrestFunds; and (ii) the pro forma combined capitalization of the Funds assuming the Reorganization has been approved. Because the New STI Funds were not yet operational as of the date of this Prospectus/Proxy Statement, there are no capitalization figures for these Funds and the pro forma combined capitalization figures are identical to the capitalization figures for each of the corresponding CrestFunds.

==========================================================================================================
STI U.S. Treasury Money Market
Trust Shares                                 NA                       NA                            NA
Total
----------------------------------------------------------------------------------------------------------
CrestFunds U.S. Treasury Money
Trust Class                            $699,923                   $ 1.00                       699,922
Total                                  $699,923                                                699,922
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $699,923                   $ 1.00                       699,922
Total                                  $699,923                                                699,922
==========================================================================================================
STI Tax-Free Money Market
Trust Shares                                 NA                       NA                            NA
Investor Shares                              NA                       NA                            NA
Total
----------------------------------------------------------------------------------------------------------
CrestFunds Tax Free Money
Trust Class                            $270,899                   $ 1.00                       270,909
Investor Class A                       $  8,851                   $ 1.00                         8,850
Total                                  $279,750                                                279,759
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $270,899                   $ 1.00                       270,909
Investor Shares                        $  8,851                   $ 1.00                         8,850
Total                                  $279,750                                                279,759
==========================================================================================================
STI Growth and Income
Trust Shares                                 NA                       NA                            NA
Investor Shares                              NA                       NA                            NA
Flex Shares                                  NA                       NA                            NA
Total
----------------------------------------------------------------------------------------------------------
CrestFunds Value
Trust Class                            $577,042                   $15.10                        38,219
Investor Class A                       $ 34,434                   $15.21                         2,265
Investor Class B                       $ 25,656                   $15.14                         1,695
Total                                  $637,132                                                 42,179
----------------------------------------------------------------------------------------------------------

                                      -68-

------------------------------------------------------------------------------------------------------------------
FUND                                NET ASSETS (000)    NET ASSET VALUE PER SHARE      SHARES OUTSTANDING (000)
------------------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $577,042                   $15.10                        38,219
Investor Shares                        $ 34,434                   $15.21                         2,285
Flex Shares                            $ 25,656                   $15.14                         1,695
Total                                  $637,132                                                 42,179
----------------------------------------------------------------------------------------------------------
STI Virginia Municipal Bond
Trust Shares                                 NA                       NA                            NA
Flex Shares                                  NA                       NA                            NA
Total
----------------------------------------------------------------------------------------------------------
CrestFunds Virginia Municipal Bond
Trust Class                            $ 29,252                   $10.68                         2,739
Investor Class B                       $  3,697                   $10.73                           345
Total                                  $ 32,919                                                  3,084
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $ 29,252                   $10.68                         2,739
Flex Shares                            $  3,698                   $10.73                           345
Total                                  $ 32,950                                                  3,084
==========================================================================================================
STI Virginia Intermediate Municipal
Bond
Trust Shares                                 NA                       NA                            NA
Investor Shares                              NA                       NA                            NA
Total
----------------------------------------------------------------------------------------------------------
CrestFunds Virginia Intermediate
Municipal Bond
Trust Class                            $243,606                   $10.44                        23,324
Investor Class A                       $  7,899                   $10.45                           756
Total                                  $251,505                                                 24,080
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $243,606                   $10.44                        23,324
Investor Shares                        $  7,899                   $10.44                           756
Total                                  $251,505                                                 24,080
==========================================================================================================
STI Maryland Municipal Bond
Trust Shares                                 NA                       NA                            NA
Flex Shares                                  NA                       NA                            NA
Total
----------------------------------------------------------------------------------------------------------
CrestFunds Maryland Municipal Bond
Trust Class                            $ 19,115                   $10.22                         1,870
Investor Class B                       $  3,246                   $10.24                           317
Total                                  $ 22,361                                                  2,187
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $ 19,115                   $10.22                         1,870
Flex Shares                            $  3,248                   $10.24                           317
Total                                  $ 22,361                                                  2,187
==========================================================================================================


                                      -69-

------------------------------------------------------------------------------------------------------------------
FUND                                NET ASSETS (000)    NET ASSET VALUE PER SHARE      SHARES OUTSTANDING (000)
------------------------------------------------------------------------------------------------------------------
STI Life Vision Maximum Growth
Portfolio
Trust Shares                                 NA                       NA                            NA
Total
----------------------------------------------------------------------------------------------------------
CrestFunds Maximum Growth Portfolio
Trust Class                            $ 16,230                   $11.32                         1,434
Total                                  $ 16,230                                                  1,434
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $ 16,230                   $11.32                         1,434
Total                                  $ 16,230                                                  1,434
==========================================================================================================
STI Life Vision Growth and Income
Portfolio
Trust Shares                                 NA                       NA                            NA
Total
----------------------------------------------------------------------------------------------------------
CrestFunds Growth and Income
Portfolio
Trust Class                            $ 19,042                   $11.06                         1,722
Total                                  $ 19,042                                                  1,722
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $ 19,042                   $11.06                         1,722
Total                                  $ 19,042                                                  1,722
==========================================================================================================
STI Life Vision Balanced Portfolio
Trust Shares                                 NA                       NA                            NA
Total
----------------------------------------------------------------------------------------------------------
CrestFunds Balanced Portfolio
Trust Class                            $ 93,211                   $11.01                         8,466
Total                                  $ 93,211                                                  8,466
----------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                           $ 93,211                   $11.01                         8,466
Total                                  $ 93,211                                                  8,466
==========================================================================================================

                            REASONS FOR THE REORGANIZATION

     The CrestFunds consist of 15 Funds, having in the aggregate approximately $5 billion in assets. The STI Funds currently consist of 24 Funds, having in the aggregate approximately $___ billion in assets. For the most part, the net expenses of the Existing STI Funds are lower than the corresponding CrestFunds and the performance of the Existing STI Funds is better than the CrestFunds' performance, although this is not the case in every instance. In the case of the new STI Funds, the anticipated net expense ratios are expected to be the same or lower than the expense ratios of the corresponding Crest Funds. In the case of New STI Funds that have a higher contractual expense ratio, STI management has undertaken to waive fees to maintain the proposed net expense ratio for at least one year and thereafter to discuss the proposed reduction in the waiver with the STI Board of Trustees before its implementation. Management of CrestFunds believes, however, that the shareholders of the CrestFunds would benefit from the generally lower net expenses, better performance, larger asset base, increased product array and anticipated economies of scale that are expected to result from the Reorganization.

     At a meeting held on February 19, 1999, the CrestFunds Board of Directors approved a form of the Reorganization Agreement and determined that the proposed Reorganization would be in the best interests of each CrestFund and its shareholders and that the interests of the shareholders would not be diluted. Before approving the Reorganization Agreement, the Board examined all factors that it considered relevant, including the contractual and net expense ratios of the corresponding STI Funds, undertakings by STI management to waive fees to maintain certain proposed net expense ratios for at least one year, the tax-free nature of the Reorganization, the performance of the corresponding STI Funds, and the experience and resources of the advisers for the corresponding STI Funds. Based on this information, the Board recommends that the shareholders of each Fund approve the Reorganization Agreement.

     The Board carefully reviewed information regarding comparative expense ratios (respective current and proforma expense ratios are set forth in the "Fees and Expenses" section, above.) The Directors concluded that, in the case of the Existing STI Funds, expense ratios will generally be comparable, particularly with respect to Trust shares. The Board considered the commitment by Trusco, for a period of one year, to waive certain fees or maintain the expense ratios of certain New STI Funds at the current expense ratios of the corresponding CrestFunds. Noting that, in certain cases, the expense ratios of the STI Funds were higher, the Board also considered relative performance information, sales charges and the continuing viability of each class and fund, among other relevant information. The Board determined that the Reorganization was in the best interest of the shareholders of the CrestFunds Cash Reserve Fund, although, due to a voluntary expense waiver in the Cash Reserve Fund, the expense ratio for Investor Class A is higher than that of the corresponding STI Prime Quality Money Market Fund Investor Class. The Board noted that this class of the Cash Reserve Fund has primarily been used as a sweep vehicle for brokerage accounts managed by Crestar Bank and that the STI Prime Quality Money Market Fund Investor Class would replace the CrestFunds Cash Reserve Fund Investor Class A as the Crestar Bank brokerage account sweep vehicle.

                                  SHAREHOLDER RIGHTS

STI FUNDS
     GENERAL. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

          SHARES. STI Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, STI Funds consists of 24 separate investment series offering up to four classes of shares, Trust Shares, Investor Shares, Flex Shares and Institutional Shares (the STI Funds participating in the Reorganization do not offer Institutional Shares). The four classes differ with respect to minimum investment requirements, fund expenses, distribution and shareholder servicing costs, front-end sales loads and contingent deferred sales charges, as set forth in the STI Funds prospectuses. The shares of each STI Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

     VOTING REQUIREMENTS. Shareholders of STI Funds shares are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class, and (ii) when the trustees of the Trust (the "Trustees") have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote. The Corporation's Articles of Incorporation provide that any action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon, subject to any applicable requirements of the 1940 Act.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

     ELECTION AND TERM OF TRUSTEES. The STI Funds' affairs are supervised by the Trustees under the laws governing business trusts in the state of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

     SHAREHOLDER LIABILITY. Pursuant to the Trust's Declaration of Trust, the shareholders of STI Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties.

CRESTFUNDS
     GENERAL. CrestFunds was organized as a Maryland corporation on March 14, 1986. CrestFunds is governed by its Articles of Incorporation dated March 14, 1986 and supplemented on April 10, 1989, July 10, 1992, and March 28, 1995, its By-Laws, and applicable Maryland law.

     SHARES.  CrestFunds is authorized to issue up to 20 billion shares of
stock of all classes, with a par value per share of $.001.   The Board of
Directors may classify or reclassify any unissued shares CrestFunds is authorized to issue without the approval of the shareholders of CrestFunds. The shares of common stock of each CrestFund are currently classified into three classes, Trust Class, Investor Class A and Investor Class B shares.
The three classes differ from each other with respect to minimum investment requirements, fund expenses, administrative and distribution costs, front-end sales loads and contingent deferred sales charges, as set forth in the CrestFunds prospectuses incorporated herein by reference. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights.

     VOTING REQUIREMENTS. Shareholders of CrestFunds are entitled to one vote for each full share held and fractional votes for fractional shares. At special meetings of shareholders, the holders of one-third of a Fund's shares outstanding and entitled to vote at the meeting, present in person or by proxy, constitute a quorum unless voting by separate class is required, in which case the presence of one-third of the shares of stock of such class shall constitute a quorum. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares, and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will be held, although the Corporation is not required to hold an annual meeting in any year that none of the following is required to be acted on by shareholders under the 1940 Act: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) ratification of the selection of independent auditors; and (iv) approval of a distribution agreement. Special meetings may be called by the chairman, president, Board of Directors or by the secretary if requested in writing by the holders of not less than 25% of the outstanding shares of CrestFunds. Before a notice of a special meeting called by shareholders will be sent out by the secretary, such shareholders must pay the estimated costs of preparing and mailing the notice.

     ELECTION AND TERM OF DIRECTORS. Pursuant to CrestFunds's By-laws, directors of CrestFunds are elected at the annual meeting of shareholders and each director shall hold office until the next annual meeting of shareholders or until the director's successor is elected and qualified. Any director may be removed, either with or without cause, by a majority vote of the shares present in person or by proxy at the regular meeting of shareholders, if any, or at a special meeting. The vacancy created by such removal may be filled by the shareholders at the time of the removal.

     SHAREHOLDER LIABILITY. The shareholders of CrestFunds have no personal liability for acts or obligations of CrestFunds.

     LIABILITY OF DIRECTORS. The Articles of Incorporation provide that, to the fullest extent permitted by Maryland law, no director or officer of CrestFunds shall be liable to CrestFunds or to its shareholders for damages, except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties. The Articles of Incorporation provide that CrestFunds will indemnify their directors and officers to the fullest extent permitted under Maryland law.

     LIQUIDATION OR DISSOLUTION. In the event of a liquidation or dissolution of CrestFunds' shareholders of each class of common stock shall be entitled to receive, as a class, out of the assets of CrestFunds available for distribution to shareholders, the assets belonging to such class. Such assets shall be distributed among such shareholders in proportion to the number of shares of such class held by them. In the event that there are any assets not belonging to any particular class of stock and available for distribution, such distribution shall be made to the holders of stock of all classes of common stock in proportion to the asset value of the respective classes of common stock.

     The foregoing is only a summary of certain rights of shareholders of the STI Funds and CrestFunds under their governing charter documents and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                   INFORMATION ABOUT THE STI FUNDS AND CRESTFUNDS

     Information concerning the operation and management of the STI Funds is incorporated herein by reference to the current prospectuses relating to the participating Existing STI Funds dated September 28, 1998, as supplemented through October 27, 1998, and the participating New STI Funds dated __________, 1999, which are incorporated by reference herein solely with respect to those participating Funds and copies of which accompany this Proxy Statement/Prospectus. Additional information about the STI Funds is included in the Statements of Additional Information for the Existing STI Funds dated September 28, 1998, and for the New STI Funds dated __________, 1999, which are available upon request and without charge by calling 1-800-874-4770.

     Information about the CrestFunds is included in the current prospectuses relating to those Funds dated March 31, 1998, as supplemented through January 15, 1999, which are incorporated by reference herein solely with respect to those Funds and are available upon request and without charge by calling 1-800-xxx-xxxx. Additional information is included in the Statements of Additional Information of CrestFunds dated March 31, 1998, which are available upon request and without charge by calling 1-800-273-7827. Each Statement of Additional Information has been filed with the SEC.

     The STI Funds and CrestFunds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison St., Chicago, IL 60661-2511 and Seven World Trade Center, Suite 1300, New York, NY 10048.

     INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS. SunTrust may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the STI Funds and the CrestFunds
pursuant to advisory agreements with the Funds.   Future growth of the STI Funds
can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

     As of December 18, 1998, Crestar Bank controlled or held with power to vote more than 25% of the outstanding shares of each of the CrestFunds in a trust, agency, custodial or other fiduciary or representative capacity. Accordingly, Crestar Bank may be deemed to control each of the CrestFunds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the Reorganization. Crestar Bank, an indirect wholly-owned subsidiary of SunTrust, is the parent of CAMCO, the adviser of the CrestFunds.

     FINANCIAL STATEMENTS. The financial statements of the Existing STI Funds contained in the STI Funds annual report to shareholders for the fiscal year ended May 31, 1998 have been audited by Arthur Andersen, LLP, its independent accountants. These financial statements, as well as interim financial statements for the Existing STI Funds dated as of November 30, 1998 and pro forma financial statements reflecting the participating STI Funds after the Reorganization (other than the STI Capital Growth Fund whose corresponding CrestFund, as of February 22, 1999, had a net asset value which was not more than 10 percent of the STI Capital Growth Fund's net asset value), are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the participating STI Funds, and not to any other Funds that are part of the STI Fund families and described therein.

     The financial statements of the CrestFunds contained in CrestFunds's annual report to shareholders for the fiscal year ended November 30, 1998 have been audited by Deloitte & Touche LLP, its independent accountants. These financial statements and the STI Funds' pro forma financial statements reflecting the participating STI Funds after the Reorganization, are incorporated by reference into this Proxy Statement/Prospectus. A copy of STI Funds' and CrestFunds' Annual Reports, which include discussions of the performance of the STI Funds and the CrestFunds, respectively, accompany this Proxy Statement/Prospectus.
The STI Funds and CrestFunds each will furnish, without charge, a copy of its most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to the STI Funds at SEI Investments Distribution Co., Oaks, PA 19456 or by calling 1-800-xxx-xxxx and to CrestFunds at ______________ or by calling 1-800-273-7827.


THE BOARD OF DIRECTORS OF THE CRESTFUNDS PORTFOLIOS RECOMMEND THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.

                                    VOTING MATTERS

     GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Boards of Directors of the CrestFunds in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the STI Funds and CrestFunds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne in part, directly or indirectly, by each of the STI Funds, the CrestFunds and/or the Trust.

     VOTING RIGHTS AND REQUIRED VOTE. Each share of the CrestFunds is entitled to one vote. Approval of the Reorganization Agreement with respect to each CrestFund requires the affirmative vote of a majority of the aggregate number of votes entitled to be cast. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to CrestFunds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the CrestFunds will be voted upon separately by the shareholders of the respective Funds. The consummation of each Fund's Reorganization is not conditioned on the approval of the other.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement. It is not anticipated that any matters other than the adoption of the Reorganization Agreement will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization Agreement.

     If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposals. They will vote against any such adjournment those proxies required to be voted against the proposals. The costs of any additional solicitation and of any adjourned session will be borne by CrestFunds, the STI Funds and/or the Trust.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the CrestFunds at the close of business on March 5, 1999 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:


 CrestFunds                                     Shares of common stock
 ----------                                     ----------------------
 Capital Appreciation Fund . . . . . . . . .

 Special Equity Fund . . . . . . . . . . . .

 Intermediate Bond Fund  . . . . . . . . . .

 Limited Term Bond Fund  . . . . . . . . . .

 Cash Reserve Fund . . . . . . . . . . . . .

 U.S. Treasury Money Fund  . . . . . . . . .

 Government Bond Fund  . . . . . . . . . . .

 Tax Free Money Fund . . . . . . . . . . . .

 Value Fund  . . . . . . . . . . . . . . . .

 Virginia Municipal Bond Fund  . . . . . . .

 Virginia Intermediate Municipal Bond Fund .

 Maryland Municipal Bond Fund  . . . . . . .

 Maximum Growth Portfolio  . . . . . . . . .

 Growth and Income Portfolio . . . . . . . .

 Balanced Portfolio  . . . . . . . . . . . .


SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

     CRESTFUNDS. As of the Record Date, the officers and Directors of the CrestFunds as a group, beneficially owned less than 1% of the outstanding Trust Class, Investor Class A and Investor Class B shares of the CrestFunds. As of the Record Date, to the best of the knowledge of the CrestFunds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the following CrestFunds:

                                         PERCENTAGE
 NAME AND ADDRESS    FUND/CLASS          OWNERSHIP           TYPE OF OWNERSHIP
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


*    Record and Beneficial Ownership.
**   Record Ownership Only.
+    Beneficial Owner Only.

     STI FUNDS. As of the Record Date, the officers and Trustees of the participating STI Funds as a group, beneficially owned less than 1% of the outstanding Trust Shares, Investor Shares and Flex Shares of the participating STI Funds. As of the Record Date, to the best of the knowledge of the STI Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the following STI Funds:

                                         PERCENTAGE
 NAME AND ADDRESS    FUND/CLASS          OWNERSHIP           TYPE OF OWNERSHIP
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*    Record and Beneficial Ownership.
**   Record Ownership Only.
+    Beneficial Owner Only.

     EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust or the Advisers at an estimated cost of approximately $______. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by CrestFunds, the Trust and/or SunTrust. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                    OTHER BUSINESS

     The Board of Directors of CrestFunds knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                SHAREHOLDER INQUIRIES

     CRESTFUNDS. Shareholder inquiries may be addressed to CrestFunds in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning 1-800-xxx-xxxx.

     STI FUNDS. Shareholder inquiries may be addressed to STI Funds in writing at SEI Investments Distribution Co. or by calling 1-800-xxx-xxxx.

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, FAX, THE INTERNET, OR IN PERSON AT THE MEETING. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                         By the Order of the Board of Directors,


                         David M. Carter
                         Secretary
                         CrestFunds, Inc.

EXHIBIT A

                     FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __ day of _____, 1999, by and between STI Classic Funds, a Massachusetts business trust, with its principal place of business at 2 Oliver Street, Boston, MA 02109 (the "Trust"), with respect to its Capital Growth Fund, Small Cap Growth Stock Fund, Investment Grade Bond Fund, Short-Term Bond Fund, U.S. Government Securities Fund, Prime Quality Money Market Fund, U.S. Treasury Money Market Fund, Tax-Free Money Market Fund, Growth and Income Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Life Vision Maximum Growth Portfolio, Life Vision Growth and Income Portfolio and Life Vision Balanced Portfolio, each a separate investment portfolio of the Trust (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and CrestFunds, Inc., a Maryland corporation, with its principal place of business 32 South Street, Baltimore, MD 21202 ("CrestFunds"), with respect to its Capital Appreciation Fund, Special Equity Fund, Intermediate Bond Fund, Limited Term Bond Fund, Government Bond Fund, Cash Reserve Fund, U.S. Treasury Money Fund, Tax Free Money Fund, Value Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Maximum Growth Portfolio, Growth and Income Portfolio and Balanced Portfolio, each a separate investment portfolio of CrestFunds (each a "Selling Fund" and, together the "Selling Funds" and, collectively with the Acquiring Funds, the "Funds").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of all of the assets of each Selling Fund in exchange for, as applicable, Trust Shares, Investor Shares, Flex Shares of beneficial interest, no par value per share, of its respective Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of the identified liabilities of each Selling Fund; and (iii) the distribution, after the Closing Dates hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Selling Fund and the liquidation of each Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, each Acquiring Fund and each Selling Fund is a separate investment series of the Trust and CrestFunds, respectively, and the Trust and CrestFunds are open-end, registered management investment companies and each Selling Fund owns securities that generally are assets of the character in which its respective Acquiring Fund is permitted to invest;

     WHEREAS, each Fund is authorized to issue its shares of beneficial interest or shares of common stock, as the case may be;

     WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to each Acquiring Fund, is in the best interests of each Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

     WHEREAS, the Directors of CrestFunds have determined that the Reorganization, with respect to each Selling Fund, is in the best interests of the Selling Fund's shareholders and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows;

                                      ARTICLE I

 TRANSFER OF ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES
            AND THE ASSUMPTION OF SELLING FUNDS' LIABILITIES AND
                      LIQUIDATION OF THE SELLING FUNDS

     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to its respective Acquiring Fund. In exchange, each Acquiring Fund agrees:
(i) to deliver to its respective Selling Funds the number of full and fractional shares of the Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by dividing (x) the net asset value per share of each such class of the Selling Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of each Selling Fund to be acquired by its respective Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on its Closing Date.

     Each Selling Fund has provided its respective Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. Each Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

      Each Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish each Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time prior to the Closing Dates, furnish its respective Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. A Selling Fund, if requested by its Acquiring Funds, will dispose of securities on the Acquiring Fund's list prior to the Closing Date. In addition, if it is determined that the portfolios of a Selling Fund and its Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require a Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's directors or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Selling Fund's shareholders.

     1.3 LIABILITIES TO BE ASSUMED. Each Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of its respective Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume only those liabilities of its respective Selling Fund reflected in its Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by an Acquiring Fund under the National Association of Securities Dealers, Inc. ("NASD") Conduct Rule 2830 (the "Maximum Amount"), each Acquiring Fund will add to the Maximum Amount immediately prior to the Reorganization, the Maximum Amount of each Selling Fund immediately prior to the Reorganization, calculated in accordance with NASD Conduct Rule 2830.

     1.4 Prior to each Closing Date, the Trust and CrestFunds shall file appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of each respective Closing Date.

     1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. Each Selling Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Selling Fund before the Effective Time with respect to Selling Fund shares that are held of record by a Selling Fund Shareholder at the Effective Time on the Closing Date.

     1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Selling Fund, in an amount equal in value to the net asset value of each Selling Fund's shares, to be distributed to shareholders of each Selling Fund.

     1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of each Selling Fund is and shall remain the responsibility of the Selling Fund, up to and including the Closing Date, and such later date on which the Selling Fund is terminated.

     1.9 TERMINATION. Each Selling Fund shall be terminated promptly following its Closing Date and the making of all distributions pursuant to paragraph 1.5.

     1.10 Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Selling Fund" as meaning only those series of the Trust and CrestFunds, respectively, which are involved in a Reorganization as of the Closing Dates.

                                     ARTICLE II

                                      VALUATION

     2.1 VALUATION OF ASSETS. The value of a Selling Fund's assets to be acquired by its respective Acquiring Fund hereunder shall be the value of such assets computed as of the close of normal trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to each respective Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and each Acquiring Fund's then current prospectuses and statements of additional information or such other valuation procedures as shall be mutually agreed upon by the parties. Each Acquiring

Fund and Selling Fund agrees, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a Selling Fund and those determined in accordance with the pricing policies and procedures of its respective Acquiring Fund.

     2.2   VALUATION OF SHARES.  The net asset value per share of Acquiring
Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and each Acquiring Fund's then current prospectuses and statements of additional information.

     2.3 SHARES TO BE ISSUED. The number of each Acquiring Fund's shares of each class to be issued (including fractional shares, if any) in exchange for its respective Selling Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Selling Fund of each of its classes by (y) the net asset value per share of the corresponding classes of the Acquiring Fund determined in accordance with paragraph 2.2 [(a) x (b), where
(b)=(x)DIVIDED BY(y)]. Holders of Trust Class Shares, Investor Class A Shares, and Investor Class B Shares of the Selling Fund will receive Trust Shares, Investor Shares and Flex Shares, respectively, of the Acquiring Fund; provided however, that holders of Investor Class B Shares of the Cash Reserve Fund will receive Investor Shares of the STI Classic Prime Quality Money Market Fund and holders of Investor Class A Shares of the CrestFunds Special Equity Fund will receive Trust Shares of the STI Classic Small Cap Growth Stock Fund.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by SunTrust Bank, Atlanta in accordance with its regular practice in pricing the shares and assets of each Acquiring Fund.

     2.5 MONEY MARKET FUND VALUE. It is understood and agreed that the value of the assets of the Cash Reserve Fund and the value of shares of the corresponding Acquiring Fund, the Prime Quality Money Market Fund, for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of Directors of CrestFunds and the Board of Trustees of the Trust, respectively; PROVIDED that if the difference between the per share net asset values of Cash Reserve Fund and the Prime Quality Money Market Fund equals or exceeds $.0025, as next regularly computed immediately prior to the Valuation Date by using such market values in accordance with the policies and procedures established by the Trust (or as otherwise mutually determined by the Board of Directors of CrestFunds and the Board of Trustees of the Trust, either the Board of Directors of CrestFunds or the Board of Trustees of the Trust shall have the right to postpone the Valuation Date and the Closing Date of the Reorganization with respect to such Cash Reserve Fund until such time as the per share difference is less than $.0025.

                                     ARTICLE III

                              CLOSING AND CLOSING DATES

     3.1 CLOSING DATES. The closing (the "Closing") shall occur in two steps. There will be a separate closing on or about May 15, 1999 for the CrestFunds' Capital Appreciation Fund, Special Equity Fund, Intermediate Bond Fund, Limited Term Bond Fund, Government Bond Fund, Cash Reserve Fund and a separate closing on May 22, 1999 for the CrestFunds' U.S. Treasury Money Fund, Tax Free Money Fund, Value Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Maximum Growth Portfolio, Growth and Income Portfolio and Balanced Portfolio, or such other date(s) as the parties may agree to in writing (the "Closing Dates"). All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Dates unless otherwise provided. The Closing shall be held as of 9:00 a.m. (the "Effective Time") at the offices of the SEI Investments, One Freedom Valley Drive, Oaks, PA 19456, or at such other time and/or place as the parties may agree.

     3.2   CUSTODIAN'S CERTIFICATE.  Crestar Bank, as custodian for each
Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its respective Acquiring Fund on the Closing Dates; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

     3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

     3.4 TRANSFER AGENT'S CERTIFICATE. Crestar Bank, as transfer agent for each Selling Fund as of the Closing Dates, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver or cause Federated Services Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Dates to the Secretary of CrestFunds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                      ARTICLE IV

                            REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUNDS. Each Selling Fund represents and warrants to its respective Acquiring Fund as follows:

           (a) The Selling Fund is a separate investment series of a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

           (b) The Selling Fund is a separate investment series of a Maryland corporation that is registered as an open-end management investment company, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), is in full force and effect.

           (c) The current prospectuses and statements of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

           (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any provision of CrestFunds' Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

           (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

           (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Selling Fund's business or its ability to consummate the transactions contemplated herein.

           (g) The financial statements of the Selling Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Selling Fund as of November 30, 1998, and there are no known contingent liabilities of the Selling Fund as of that date not disclosed in such statements.

           (h) Since November 30, 1998 there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

           (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

           (j) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

           (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, and the filing of Articles of Transfer pursuant to the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

           (l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

           (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

           (n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund with respect to the Selling Fund for use in the Prospectus/Proxy Statement (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

           (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation.

           (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by CrestFunds, for itself and on behalf of each Selling Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and the filing of Articles of Transfer pursuant to Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to its respective Selling Fund as follows:

           (a) The Acquiring Fund is a separate investment series of a Massachusetts business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

           (b) The Acquiring Fund is a separate investment series of a Massachusetts business trust that is registered as open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

           (c) The current prospectuses and statements of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

           (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

           (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

           (f) The financial statements of the Acquiring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Funds) fairly reflect the financial condition of the Acquiring Fund as of November 30, 1998, and there are no known contingent liabilities of the Acquiring Fund as of such date which are not disclosed in such statements.

           (g) Since November 30, 1998 there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

           (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Funds required by law to be filed by such date shall have been filed. All federal and other taxes shown due on such returns and reports shall have been paid or provision shall have been made for their payment. To the best of the Acquiring Funds' knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

           (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Funds Share, and there are no outstanding securities convertible into any Acquiring Fund Shares.

           (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

           (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

           (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

           (m) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund shareholders and on the Closing Dates, any written information furnished by the Trust with respect to an Acquiring Fund for use in the Prospectus/Proxy Statement (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

           (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

           (o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

           (p) The Acquiring Fund intends to qualify as a "regulated investment company" under the Code, and with respect to each Acquiring Fund that has conducted material investment operations prior to the Closing Date, the Acquiring Fund has elected to qualify and has qualified as a "regulated investment company" under the Code as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

                                      ARTICLE V

                COVENANTS OF EACH ACQUIRING FUND AND EACH SELLING FUND

     5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5 each Acquiring Fund and Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the respective Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

     5.2 APPROVAL OF SHAREHOLDERS. CrestFunds will call a meeting of Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist its respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and its respective Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the applicable Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Selling Fund shall furnish its respective Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Deloitte & Touche LLP and certified by CrestFunds' Treasurer.

     5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 under the 1933 Act (the "Registration Statement"), relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of each Selling Fund and the prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement (the "Prospectus/Proxy Statement"). The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Each Selling Fund will provide its respective Acquiring Funds with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement, in connection with the meeting of the Selling Funds Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

     5.8 INDEMNIFICATION OF DIRECTORS. The Trust will assume all liabilities and obligations of CrestFunds relating to any obligation of CrestFunds to indemnify its current and former Directors and officers, acting in their capacities as such, to the fullest extent permitted by law and the CrestFunds' Articles of Incorporation, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Directors and officers, acting in their capacities as such, under the CrestFunds' Articles of Incorporation as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its successors or assigns.

                                      ARTICLE VI

               CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

     The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its respective Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the applicable Closing Date, and, in addition subject to the following conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of its respective Closing Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its respective Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the applicable Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2   Each Selling Funds shall have received on the applicable Closing
Date an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

           (a) Each Acquiring Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry on its business as presently conducted.

           (b) Each Acquiring Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

           (c) This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Funds, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

           (d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to each Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non- assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

           (e) The Registration Statement, has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

           (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

           (g) The descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any (only insofar as they relate to an Acquiring Fund), are accurate and fairly present the information required to be shown.

           (h) Such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Dates which are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

           (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. The Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Registration Statement.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of each Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in their opinion in paragraph (g), above), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of each Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the applicable Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated regarding an Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the such statements regarding an Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Selling Fund, contained in the Prospectus and Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of CrestFunds and each Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

     6.3 As of the Closing Date with respect to the Reorganization of each Selling Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Prospectus/Proxy Statement.

     6.4 For the period beginning at the applicable Closing Date and ending not less than six years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Directors and officers of CrestFunds, covering the actions of such Directors and officers of CrestFunds for the period they served as such.

                                     ARTICLE VII

              CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

     The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Funds pursuant to this Agreement, on or before the applicable Closing Date and, in addition, shall be subject to the following conditions:

     7.1 All representations, covenants, and warranties of a Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the applicable Closing Date, with the same force and effect as if made on and as of the Closing Date. Each Selling Fund shall have delivered to its respective Acquiring Funds on the Closing Date a certificate executed in the Selling Fund's name by CrestFunds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Dates, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 Each Selling Fund shall have delivered to its respective Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Dates, certified by the Treasurer of CrestFunds.

     7.3 Each Acquiring Fund shall have received on the applicable Closing Date an opinion of Hunton & Williams, counsel to each Selling Fund, dated as of the Closing Date in a form satisfactory to the Acquiring Fund covering the following points:

           (a) The Selling Fund is a separate investment series of a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and each has the power to own all of its properties and assets and to carry on its business as presently conducted.

           (b) The Selling Fund is a separate investment series of a Maryland corporation registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

           (c) This Agreement has been duly authorized, executed and delivered by CrestFunds on behalf of each Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of each Acquiring Fund is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

           (d) To the knowledge of such counsel, except for the filing of Articles of Transfer pursuant to Maryland law, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by a Selling Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

           (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of CrestFunds' Articles of Incorporation or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

           (f) The descriptions in the Prospectus and Proxy Statement of statutes, legal and government proceedings and material contracts, if any (only insofar as they relate to a Selling Fund), are accurate and fairly present the information required to be shown.

           (g) Such counsel does not know of any legal or governmental proceedings (insofar as they relate to a Selling Fund) existing on or before the date of mailing of the Prospectus and Proxy Statement and the applicable Closing Date, which are required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

           (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to a Selling Fund or any of its respective properties or assets. To the knowledge of such counsel, no Selling Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Selling Fund's business other than as previously disclosed in the Prospectus and Proxy Statement.

           (i) Assuming that a consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of each Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in their opinion at paragraph (f), above), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of CrestFunds' officers and other representatives of each Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the applicable Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding a Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel do not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Acquiring Fund contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and each Acquiring Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Hunton & Williams appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Maryland law, that such opinions are based either upon the review of published statutes, cases and rules and regulations of the State of Maryland or upon an opinion of Maryland counsel.

     In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                     ARTICLE VIII

                FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
                          ACQUIRING FUND AND SELLING FUND

     If any of the conditions set forth below do not exist on or before the applicable Closing Date with respect to each Selling Fund or its respective Acquiring Fund, the other party to this Agreement shall, at its: option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein, with respect to each Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the respective Selling Fund in accordance with Maryland law and the provisions of CrestFunds' Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On each Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State Blue Sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Selling Fund, provided that either party hereto may waive any such conditions for itself.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 Each Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the applicable Closing Dates (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Dates (after reduction for any capital loss carry forward).

     8.6 The parties shall have received a favorable opinion of Hunton & Williams addressed to each Acquiring Fund and Selling Fund substantially to the effect that for federal income tax purposes with respect to each Selling Fund:

           (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund shareholders in dissolution and liquidation of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

           (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Share and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

           (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

           (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

           (e) The aggregate tax basis for Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Funds Share to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefore were held by such shareholder, provided the Selling Fund shares are held as capital assets at the time of the Reorganization.

           (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Such opinion shall be based on customary assumptions and such representations as Hunton & Williams may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                      ARTICLE IX

                                       EXPENSES

     9.1 Except as otherwise provided for herein, all expenses solely and directly related to the transactions contemplated by this Agreement incurred by each class of shareholders of a Selling Fund will be borne by each Selling Fund, except as shall be determined by the Board of Directors of CrestFunds. Such expenses include, without limitation, (a) expenses associated with the preparation and filing of the Registration Statement/Proxy Statement on Form N-14 under the 1933

Act covering Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing; (d) accounting fees, (e) legal fees incurred by each Selling Funds; and (f) solicitation costs of the transaction. Notwithstanding the foregoing, each Acquiring Fund shall pay (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement (b) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; and (c) their own federal and state registration fees.

                                      ARTICLE X

                       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Trust on behalf of each Acquiring Fund and CrestFunds on behalf of each Selling Fund agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

     10.2 Except as specified in the next sentence set forth in this section 10.2, the representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after each Closing Date, and the obligations of each of the Acquiring Funds in sections 5.9 and 6.4, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                      ARTICLE XI

                                     TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Trust and CrestFunds. In addition, either the Trust or CrestFunds may at their option terminate this Agreement at or prior to either Closing Date due to:

           (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to each Closing Date, if not cured within 30 days;

           (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

           (c) a determination by the party's board of Directors or Board of Trustees, as appropriate, determine that the consummation of the transactions contemplated herein is not in the best interest of CrestFunds or the Trust, respectively, and give notice to the other party hereto.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Selling Fund, the Trust, CrestFunds, the respective Trustees, Directors or officers, to the other party or its Trustees, Directors or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                     ARTICLE XII

                                      AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each Selling Funds and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by a Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                     ARTICLE XIII

                  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                               LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of each Selling Fund, shall be governed and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of each Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Acquiring Fund and signed by authorized officers of the Trust, acting as such. Such authorization by such Trustees nor such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in the Trust's Declaration of Trust.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        STI CLASSIC FUNDS


                                        By:
                                             -------------------------
                                        Name:
                                        Title:


                                        CRESTFUNDS, INC.


                                        By:
                                             -------------------------
                                        Name:
                                        Title:

                                      SCHEDULE A

                            SUMMARY OF THE REORGANIZATION
                            -----------------------------
            (shareholders of each Selling Fund will receive shares of the class of the Acquiring Fund opposite their current class)

                             CRESTFUNDS/STI CLASSIC FUNDS


-----------------------------------------------------------------------
 EXISTING CRESTFUNDS                EXISTING STI CLASSIC FUNDS
 (SELLING FUND)                     (ACQUIRING FUND)
-----------------------------------------------------------------------
 Cash Reserve Fund                  Prime Quality Money Market Fund
 - Trust Class                      - Trust Shares
 - Investor Class A                 - Investor Shares
 - Investor Class B                 - Investor Shares
-----------------------------------------------------------------------
 Limited Term Bond Fund             Short-Term Bond Fund
 - Trust Class                      - Trust Shares
-----------------------------------------------------------------------
 Intermediate Bond Fund             Investment Grade Bond Fund
 - Trust Class                      - Trust Shares
 - Investor Class A                 - Investor Shares
-----------------------------------------------------------------------
 Government Bond Fund               U.S. Government Securities Fund
 - Trust Class                      - Trust Shares
 - Investor Class B                 - Flex Shares
-----------------------------------------------------------------------
 Capital Appreciation Fund          Capital Growth Fund
 - Trust Class                      - Trust Shares
 - Investor Class A                 - Investor Shares
 - Investor Class B                 - Flex Shares
-----------------------------------------------------------------------
 Special Equity Fund                Small Cap Growth Stock Fund
 - Trust Class                      - Trust Shares
 - Investor Class A                 - Trust Shares
 - Investor Class B                 - Flex Shares
-----------------------------------------------------------------------


-----------------------------------------------------------------------
 EXISTING CRESTFUNDS              NEW (Shell) STI CLASSIC FUNDS*
 (SELLING FUND)                   (ACQUIRING FUND)
-----------------------------------------------------------------------
 U.S. Treasury Money Fund         U.S. Treasury Money Market Fund
 - Trust Class                    - Trust Shares
-----------------------------------------------------------------------
 Tax Free Money Fund              Tax-Free Money Market Fund
 - Trust Class                    - Trust Shares
 - Investor Class A               - Investor Shares
-----------------------------------------------------------------------


-----------------------------------------------------------------------
 EXISTING CRESTFUND               NEW (Shell) STI CLASSIC FUND*
 (SELLING FUND)                   (ACQUIRING FUND)
-----------------------------------------------------------------------
 Value Fund                       Growth and Income Fund
 - Trust Class                    - Trust Shares
 - Investor Class A               - Investor Shares
 - Investor Class B               - Flex Shares
-----------------------------------------------------------------------
 Virginia Municipal Bond Fund     Virginia Municipal Bond Fund
 - Trust Class                    - Trust Shares
 - Investor Class B               - Flex Shares
-----------------------------------------------------------------------
 Virginia Intermediate Municipal  Virginia Intermediate Municipal Bond
 Bond Fund                        Fund
 - Trust Class                    - Trust Shares
 - Investor Class A               - Investor Shares
-----------------------------------------------------------------------
 Maryland Municipal Bond Fund     Maryland Municipal Bond Fund
 - Trust Class                    - Trust Shares
 - Investor Class B               - Flex Shares
-----------------------------------------------------------------------
 Maximum Growth Portfolio         Life Vision Maximum Growth Portfolio
 - Trust Class                    - Trust Shares
-----------------------------------------------------------------------
 Growth and Income Portfolio      Life Vision Growth and Income
 - Trust Class                    Portfolio
                                  - Trust Shares
-----------------------------------------------------------------------
 Balanced Portfolio               Life Vision Balanced Portfolio
 - Trust Class                    - Trust Shares
-----------------------------------------------------------------------

STI Classic Pages 8,9,26,27,28,29,34,35 attached




                         STI CLASSIC CAPITAL GROWTH FUND
                         -------------------------------

The STI Classic Capital Growth Fund (the "Fund") seeks capital appreciation by investing primarily in stocks which, in the advisor's opinion, are undervalued in the marketplace at the time of purchase.

Large capitalization stocks with a strong growth history are the primary consideration for this investment philosophy. Out of this universe of companies, a security is selected for the Fund when it appears undervalued based on the relative earnings ratios. In order to make this relative value comparison, each stock is compared to its own historical price earnings ratio range, to other stocks in the sector, and to the stock market as measured by indices such as the S&P 500 Index.

The Fund's return from June 1997 to May 1998 was 29.51% (Trust Shares). The Fund underperformed its index, the S&P 500 Composite Index, by 1.17%.

The past year has been another booming period for the U.S. stock market, fueled by low interest rates as well as huge amounts of money coming into the market from all over the world. These companies have one thing in common: their earnings exceeded expectations set at the beginning of 1998. In addition, their fortunes are not directly tied to the economy. We continue to own very few cyclical stocks, such as paper, chemicals and commodities.

The Asian economic crisis has had a rather large impact that was expected last fall, even though some companies are using it as a scapegoat to explain lower than expected earnings. Although first quarter earnings will be uneven, investors have shown no fear.

Our outlook for 1998 is cautious because of the uncertainty surrounding corporate profits. However, it must be remembered that the stock market has had its best three-year run in history. Even if 1998 turned out to be a flat to mildly down year, the nineties would still be considered an excellent decade for investors.



                                           Sincerely,

                                           /S/ Signature
                                           Anthony R. Gray
                                           Chairman, Chief Investment Officer

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmark(s).

TRUST SHARES
------------------------------------------------------------------------------
                       Annualized     Annualized    Annualized   Cumulative
        One Year         3 Year         5 Year       Inception    Inception
         Return          Return         Return        to Date      to Date
------------------------------------------------------------------------------
         29.51%          27.69%         18.19%        18.16%       168.33%
------------------------------------------------------------------------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT


            STI Classic Capital
         Growth Fund, Trust Shares        S&P 500 Composite Index    Lipper Growth Funds Average
------------------------------------------------------------------------------------------------
7/31/92          $10,000                         $10,000                        $10,000
5/31/93          $11,203                         $10,885                        $11,184
5/31/94          $11,638                         $11,345                        $11,741
5/31/95          $12,409                         $13,631                        $13,360
5/31/96          $16,004                         $17,505                        $17,279
5/31/97          $19,951                         $22,652                        $20,584
5/31/98          $25,838                         $29,601                        $25,749



INVESTOR SHARES
------------------------------------------------------------------
             Annualized     Annualized    Annualized   Cumulative
  One Year     3 Year         5 Year       Inception    Inception
   Return      Return         Return        to Date      to Date
------------------------------------------------------------------
   28.71%      26.86%         17.43%        17.92%       167.77%   Without Load
------------------------------------------------------------------
   23.85%      25.26%         16.54%        17.17%       157.72%   With Load
------------------------------------------------------------------


                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT


            STI Classic Capital
       Growth Fund, Investor Shares       S&P 500 Composite Index    Lipper Growth Funds Average
------------------------------------------------------------------------------------------------
6/30/92          $ 9,625                         $10,000                        $10,000
5/31/93          $11,206                         $11,329                        $11,582
5/31/94          $11,572                         $11,808                        $12,159
5/31/95          $12,258                         $14,187                        $13,836
5/31/96          $15,712                         $18,219                        $17,894
5/31/97          $19,442                         $23,576                        $21,187
5/31/98          $25,024                         $30,809                        $26,665




FLEX SHARES
-------------------------------------------------
                       Annualized     Cumulative
        One Year        Inception      Inception
         Return          to Date        to Date
-------------------------------------------------
         28.12%          26.26%         101.28%     Without Load
-------------------------------------------------
         26.12%         With Load
------------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT

            STI Classic Capital
         Growth Fund, Flex Shares         S&P 500 Composite Index    Lipper Growth Funds Average
------------------------------------------------------------------------------------------------
6/30/95          $10,000                         $10,000                        $10,000
5/31/96          $12,387                         $12,549                        $12,424
5/31/97          $15,266                         $16,239                        $14,709
5/31/98          $19,559                         $21,221                        $18,513




Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                     STI CLASSIC INVESTMENT GRADE BOND FUND
                     --------------------------------------

The STI Classic Investment Grade Bond Fund (the "Fund") seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily by investing in investment grade fixed income securities.

The Fund utilizes an investment philosophy which minimizes risk, while attempting to outperform selected market indices. The core portfolio is structured around the composition of the Lehman Brothers Government/ Corporate Bond Index. The composition of the index is reviewed and quantitative historical data is analyzed to determine the optimal spread ranges of the different market sectors.

Once the optimum market sectors are selected, an over- or under-weighting is developed in different sectors by investing in well-valued issues. All securities purchased are carefully reviewed for value. Yield curve analysis and credit ratings are an important part of this process.

Total return includes not only the current income, but also the changes in the value of the assets held by the Fund. For the year ended May 31, 1998, the Fund had a total return of 10.92% (Trust Shares) versus an average return of 11.48% for the Lipper Intermediate Investment Grade Debt Average.

Interest rates declined for the first eight months of the period and then established a trading range over the last four months. This decline led to the higher than average coupon returns as the assets in the Fund appreciated in the declining rate environment. Generally lower rates during the period were a result of low inflation and confidence in the Federal Reserve's resolve to maintain a monetary policy that would prevent large increases in the inflation rate going forward. Another feature of the fixed income market during the period was a flattening yield curve as short rates stabilized near the Fed funds rate and long-term rates fell, reducing the yield advantage between long-term bonds and incremental yield maturities.

Corporate bonds performed well during the period especially in the shorter maturities. Concerns about the economic situation in Asia led to bouts of volatility in the corporate sector, as investors became more credit conscious. We continue to maintain most of our corporate weightings in the shorter maturity ranges as we believe the risk versus return equation is currently best in the shorter maturity range.

Mortgages performed well in somewhat of an unfriendly environment. As interest rates decline mortgage securities tend to prepay or return principal to investors. If interest rates decline enough to substantially increase prepayments, the mortgage sector as a whole can underperform the other sectors of the fixed income market. With interest rates declining we underweighted the sector during the period.

The Fund continues to be managed with only moderate shifts in the average maturity (duration). We seek to enhance total return by monitoring and analyzing the risk/reward trade-offs of different maturities, exploiting the yield spread between market sectors, credit analysis and other low risk strategies. By actively pursuing these strategies, the Fund strives to add total return while reducing risk.


                                               /S/ Signature
                                               L. Earl Denney, CFA
                                               Managing Director

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmark(s).

TRUST SHARES
------------------------------------------------------------------------------
                       Annualized     Annualized    Annualized   Cumulative
        One Year         3 Year         5 Year       Inception    Inception
         Return          Return         Return        to Date      to Date
------------------------------------------------------------------------------
         10.92%           7.27%          6.63%         7.04%       49.12%
------------------------------------------------------------------------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT


       STI Classic Investment Grade     Lehman Brothers Government/ Lipper Intermediate Investment
          Bond Fund, Trust Shares          Corporate Bond Index           Grade Debt Average
--------------------------------------------------------------------------------------------------
7/31/92           $10,000                         $10,000                       $10,000
5/31/93           $10,736                         $10,788                       $10,710
5/31/94           $10,861                         $10,897                       $10,750
5/31/95           $11,990                         $12,162                       $11,847
5/31/96           $12,472                         $12,660                       $12,301
5/31/97           $13,344                         $13,661                       $13,246
5/31/98           $14,801                         $15,229                       $14,551



INVESTOR SHARES
----------------------------------------------------------------
              Annualized  Annualized    Annualized   Cumulative
  One Year      3 Year      5 Year       Inception    Inception
   Return       Return      Return        to Date      to Date
----------------------------------------------------------------
   10.49%        6.85%       6.25%         6.73%       47.55%      Without load
----------------------------------------------------------------
    6.31%        5.50%       5.43%         6.05%       42.01%      With load
----------------------------------------------------------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT


       STI Classic Investment Grade     Lehman Brothers Government/ Lipper Intermediate Investment
        Bond Fund, Investor Shares         Corporate Bond Index           Grade Debt Average
--------------------------------------------------------------------------------------------------
6/30/92           $ 9,625                         $10,000                       $10,000
5/31/93           $10,486                         $11,064                       $10,959
5/31/94           $10,577                         $11,176                       $10,999
5/31/95           $11,639                         $12,473                       $12,121
5/31/96           $12,046                         $12,984                       $12,587
5/31/97           $12,849                         $14,010                       $13,554
5/31/98           $14,197                         $15,619                       $14,889




FLEX SHARES
-------------------------------------------------
                       Annualized     Cumulative
        One Year        Inception      Inception
         Return          to Date        to Date
-------------------------------------------------
          9.99%           6.19%         19.63%    Without load
-------------------------------------------------
          7.99%         With load
-------------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT


       STI Classic Investment Grade     Lehman Brothers Government/  Lipper Intermediate Investment
          Bond Fund, Flex Shares           Corporate Bond Index            Grade Debt Average
--------------------------------------------------------------------------------------------------
6/30/95           $10,000                         $10,000                       $10,000
5/31/96           $10,232                         $10,327                       $10,319
5/31/97           $10,862                         $11,143                       $11,112
5/31/98           $11,948                         $12,422                       $12,206



Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                        STI CLASSIC SHORT-TERM BOND FUND
                        --------------------------------

The investment objective of the STI Classic Short-Term Bond Fund (the "Fund") is to provide as high a level of current income, relative to funds with similar investment objectives, as is consistent with the preservation of capital primarily through investment in short to intermediate-term investment grade fixed income securities. The Fund attempts to capture the yield advantage which normally exists between money market instruments and short to intermediate-term bonds. The price volatility of short to intermediate-term bonds is fairly modest and over time it consistently has been offset by the incremental yield these instruments offer relative to money market securities. The Fund is managed from a total return perspective; that is, day to day decisions are made with a view towards maximizing income and price appreciation. The investment discipline applied in managing the Fund emphasizes adding value through yield curve, sector and credit analysis. Investments are made in those sectors, credits, and segments of the yield curve within the applicable universe which offer the most attractive risk/reward trade-offs. For example, we study historical yield spread data of the corporate and mortgage sectors and compare it with the current environment to identify buying and selling opportunities between various sectors. We also use internal credit analysis and screening to identify opportunities in corporate bonds. We look for those instruments that offer incremental yield for a given level of credit risk.

The total return earned by the Fund over the last twelve months was 7.31% (Trust Shares), as compared to 6.06% for the Salomon One-Year Treasury Benchmark On-the-Run and 7.03% for the Salomon 1-3 year Treasury/Government Sponsored/Corporate Index, neither of which include fees or expenses. We believe the Fund continues to meet or exceed its objective.

                                                  /S/ Signature
                                                  David S. Yealy
                                                  Vice President

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmark(s).

TRUST SHARES
------------------------------------------------------------------------------
                       Annualized     Annualized    Annualized   Cumulative
        One Year         3 Year         5 Year       Inception    Inception
         Return          Return         Return        to Date      to Date
------------------------------------------------------------------------------
          7.31%           6.01%          5.51%         5.47%       32.01%
------------------------------------------------------------------------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT


     STI Classic Short-Term Bond Fund,  Salomon 1-3 Year Treasury/Government    Salomon One Year Treasury
               Trust Shares                   Sponsored/Corporate Index            Benchmark On-the-Run
---------------------------------------------------------------------------------------------------------
3/31/93           $10,000                         $10,000                                $10,000
5/31/93           $10,035                         $10,039                                $10,035
5/31/94           $10,238                         $10,260                                $10,303
5/31/95           $11,016                         $11,021                                $10,965
5/31/96           $11,506                         $11,614                                $11,593
5/31/97           $12,231                         $12,384                                $12,315
5/31/98           $13,125                         $13,254                                $13,061


INVESTOR SHARES
-------------------------------------------------------------
          Annualized  Annualized    Annualized   Cumulative
One Year    3 Year      5 Year       Inception    Inception
 Return     Return      Return        to Date      to Date
-------------------------------------------------------------
  7.19%      5.79%       5.31%         5.17%       29.92%      Without load
-------------------------------------------------------------
  5.07%      5.10%       4.89%         4.75%       27.27%      With load
-------------------------------------------------------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT


     STI Classic Short-Term Bond Fund,   Salomon 1-3 Year Treasury/Government     Salomon One Year Treasury
              Investor Shares                 Sponsored/Corporate Index             Benchmark On-the-Run
-----------------------------------------------------------------------------------------------------------
3/31/93           $ 9,800                              $10,000                            $10,000
5/31/93           $ 9,838                              $10,039                            $10,035
5/31/94           $10,017                              $10,260                            $10,303
5/31/95           $10,762                              $11,021                            $10,965
5/31/96           $11,218                              $11,614                            $11,593
5/31/97           $11,887                              $12,384                            $12,315
5/31/93           $12,742                              $13,254                            $13,061



FLEX SHARES
-------------------------------------------------
                       Annualized     Cumulative
        One Year        Inception      Inception
         Return          to Date        to Date
-------------------------------------------------
          6.84%           5.42%         16.84%    Without load
-------------------------------------------------
          4.84%         With load
-------------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT


     STI Classic Short-Term Bond Fund,    Salomon 1-3 Year Treasury/Government   Salomon One Year Treasury
                Flex Shares                   Sponsored/Corporate Index             Benchmark On-the-Run
----------------------------------------------------------------------------------------------------------
6/30/95           $10,000                              $10,000                            $10,000
5/31/96           $10,359                              $10,481                            $10,511
5/31/97           $10,941                              $11,176                            $11,166
5/31/98           $11,689                              $11,962                            $11,843



Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                   STI CLASSIC U.S. GOVERNMENT SECURITIES FUND
                   -------------------------------------------

The objective for the STI Classic U.S. Government Securities Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital by investing in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. We believe the Fund met its objectives for the fiscal year of operations ending May 31, 1998. The Fund had an annualized one year total return of 10.76% (Trust Class). In addition, the Fund was comprised of 28% U.S. Treasuries and 63% Government Agency Mortgage-Backed Securities.

Interest rates fell sharply over the 1 year period ending May 31, 1998 with the 30-year Treasury Bonds 1.12% lower in yield. Although the Mortgage Backed Securities sector underperformed treasuries, the Fund benefited from a substantial exposure to 30 year Treasuries.

We feel that domestic economic growth will continue on a moderate sustainable path and that inflation will remain well controlled. With real interest rates still above 4% bonds still offer good value and we have positioned the Fund to take advantage of the current interest rate environment.

                                            /S/ Signature
                                            Charles B. Leonard, CFA
                                            First Vice President


                                             /S/ Signature
                                             Michael L. Ford
                                             Associate

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmark(s).

TRUST SHARES
------------------------------------------------------------------------------
                       Annualized     Annualized    Cumulative
        One Year         3 Year        Inception     Inception
         Return          Return         to Date       to Date
------------------------------------------------------------------------------
         10.76%           6.97%          7.73%        32.98%
------------------------------------------------------------------------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT

        STI Classic U.S. Government     Lipper Intermediate Government
       Securities Fund, Trust Shares            Funds Average
------------------------------------------------------------------------------
8/31/94           $10,000                         $10,000
5/31/95           $10,832                         $10,757
5/31/96           $11,132                         $11,113
5/31/97           $11,972                         $11,890
5/31/98           $13,260                         $12,998



INVESTOR SHARES
----------------------------------------------------------------
                       Annualized     Annualized    Cumulative
        One Year         3 Year        Inception     Inception
         Return          Return         to Date       to Date
----------------------------------------------------------------
         10.23%           6.59%          7.12%        31.51%      Without load
----------------------------------------------------------------
          6.10%           5.24%          6.09%        26.57%      With load
----------------------------------------------------------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT

        STI Classic U.S. Government     Lipper Intermediate Government
     Securities Fund, Investor Shares            Funds Average
------------------------------------------------------------------------------
6/30/94           $ 9,625                           $10,000
5/31/95           $10,571                           $10,921
5/31/96           $10,832                           $11,282
5/31/97           $11,613                           $12,071
5/31/98           $12,801                           $13,196



FLEX SHARES
-------------------------------------------------
                       Annualized     Cumulative
        One Year        Inception      Inception
         Return          to Date        to Date
-------------------------------------------------
          9.78%           5.89%         18.62%    Without load
-------------------------------------------------
          7.78%         With load
--------------------

                        COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT:

        STI Classic U.S. Government       Lipper Intermediate Government
       Securities Fund, Flex Shares              Funds Average
----------------------------------------------------------------------------
6/30/95           $10,000                           $10,000
5/31/96           $10,144                           $10,267
5/31/97           $10,810                           $10,985
5/31/98           $11,867                           $12,009

Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                                   CRESTFUNDS, INC.

                             CAPITAL APPRECIATION FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Capital Appreciation Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    ( X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                     ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Capital Appreciation Fund and the STI Capital
                    Growth Fund:

                         For       Against        Abstain
                    ----      ----           ----


     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------


                                        -------------------------------------
                                        Signature of Shareholder



                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                                SPECIAL EQUITY FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Special Equity Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Special Equity Fund and the STI Small Cap Growth
                    Fund:

                         For       Against        Abstain
                    ----      ----           ----


     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.



     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.


Dated:                    , 1999
      --------------------


                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                               INTERMEDIATE BOND FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Intermediate Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Intermediate Bond Fund and the STI Investment
                    Grade Bond Fund:

                         For       Against        Abstain
                    ----      ----           ----


     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------


                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                               LIMITED TERM BOND FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Limited Term Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---



     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Limited Term Bond Fund and the STI Short-Term
                    Bond Fund:

                         For       Against        Abstain
                    ----      ----           ----


THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.


Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                                 CASH RESERVE FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Cash Reserve Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Cash Reserve Fund and the STI Prime Quality Money
                    Market Fund:

                         For       Against        Abstain
                    ----      ----           ----


THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                                GOVERNMENT BOND FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Government Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---



     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Government Bond Fund and the STI U.S. Government
                    Securities Fund:

                         For       Against        Abstain
                    ----      ----           ----


THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                              U.S. TREASURY MONEY FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the U.S. Treasury Money Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds U.S. Treasury Money Fund and the STI U.S.
                    Treasury Money Market Fund:

                         For       Against        Abstain
                    ----      ----           ----


THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                                TAX FREE MONEY FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Tax Free Money Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Tax Free Money Fund and the STI Tax-Free Money
                    Market Fund:

                         For       Against        Abstain
                    ----      ----           ----


THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                                     VALUE FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Value Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization ("the Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Value Fund and the STI Growth and Income Fund:

                         For       Against        Abstain
                    ----      ----           ----


THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                            VIRGINIA MUNICIPAL BOND FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Virginia Municipal Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---

     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Virginia Municipal Bond Fund and the STI Virginia
                    Municipal Bond Fund:

                         For       Against        Abstain
                    ----      ----           ----


THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                     VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Virginia Intermediate Municipal Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Virginia Intermediate Municipal Bond Fund and the
                    STI Virginia Intermediate Municipal Bond Fund:

                         For       Against        Abstain
                    ----      ----           ----


     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                            MARYLAND MUNICIPAL BOND FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Maryland Municipal Bond Fund (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Maryland  Municipal Bond Fund and the STI
                    Maryland Municipal Bond Fund:

                         For       Against        Abstain
                    ----      ----           ----


     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                              MAXIMUM GROWTH PORTFOLIO

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Maximum Growth Portfolio (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---

     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Maximum Growth Portfolio and the STI Life Vision
                    Maximum Growth Portfolio:

                         For       Against        Abstain
                    ----      ----           ----


     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                            GROWTH AND INCOME PORTFOLIO

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Growth and Income Portfolio (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Growth and Income Portfolio and the STI Life
                    Vision Growth and Income Portfolio:

                         For       Against        Abstain
                    ----      ----           ----

     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.





     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                   CRESTFUNDS, INC.

                                 BALANCED PORTFOLIO

                        SPECIAL MEETING OF THE SHAREHOLDERS

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Balanced Portfolio (the "Fund") of CrestFunds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the CrestFunds, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

                    (  X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                      ---


     Proposal:      Approve the Reorganization Agreement as it relates to the
                    CrestFunds Balanced Portfolio and the STI Life Vision
                    Balanced Portfolio:

                         For       Against        Abstain
                    ----      ----           ----


     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                    , 1999
      --------------------

                                        -------------------------------------
                                        Signature of Shareholder


                                        -------------------------------------
                                        Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                        STATEMENT OF ADDITIONAL INFORMATION

                                                     , 1999
                      -------------------------------

                                   CRESTFUNDS, INC.
                                   32 SOUTH STREET
                                 BALTIMORE, MD 21210
                                    1-800-273-7827

                                 STI CLASSIC FUNDS
                                  2 OLIVER STREET
                                  BOSTON, MA 02109
                                   1-800-874-4770

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated ___________, 1999 for the Special Meeting of Shareholders of CrestFunds, Inc. ("CrestFunds"), to be held on May 7, 1999. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling CrestFunds at 1-800-CRESTAR (1-800-273-7827). Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

     Further information about the participating STI Funds is contained in and incorporated by reference to the STI Funds' Statements of Additional Information dated March 31, 1998 for the STI Capital Growth Fund, Small Cap Growth Stock Fund, Investment Grade Bond Fund, Short-Term Bond Fund, Prime Quality Money Market Fund, and U.S. Government Securities Fund and dated _________, 1999 for the STI U.S. Treasury Money Market Fund, Tax-Free Money Market Fund, Growth and Income Fund, Virginia Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, Life Vision Maximum Growth Porfolio, Life Vision Growth and Income Portfolio, and Life Vision Balanced Portfolio, copies of which are included herewith. The audited financial statements and related independent accountant's report for the participating STI Funds contained in the Annual Report(s) dated May 31, 1998 are hereby incorporated herein by reference insofar as they relate to the STI Funds. No other parts of the Annual Report are incorporated by reference herein.

     Further information about the CrestFunds is contained in and incorporated by reference to CrestFunds' Statement of Additional Information dated March 31, 1998, a copy of which is included herewith. The audited financial statements and related independent accountant's report for the CrestFunds contained in the 1998 Annual Report to Shareholders dated November 30, 1998 are incorporated herein by reference. No other parts of the Annual Report or the subsequent Semi-Annual Report are incorporated by reference herein.

     The date of this Statement of Additional Information is ____________, 1999.

                       STI CLASSIC FUNDS

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           FORM N-14

                             PART C

                       OTHER INFORMATION


Item 15.  INDEMNIFICATION.

Article VIII of the Registrant's Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.  EXHIBITS

          (1) Agreement and Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (2)(a) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed on Form N-1A April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration
                  Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (2)(b) Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

          (3)     Not applicable.

          (4) Form of Agreement and Plan of Reorganization is filed herewith.

          (5)     Not applicable.

          (6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 on Form N-1A and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(b) Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on
                  July 31, 1996.

          (6)(c) Investment Advisory Agreement with Sun Bank CapitalManagement, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and filed herewith.

          (7)(a) Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on
                  September 27, 1996.

          (8)     Not applicable.

          (9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (9)(b) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

          (10)    Not applicable.

          (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

          (12) Opinion and Consent of Hunton & Williams as to tax matters and consequences to be filed by amendment.

          (13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment
                  No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 on Form N-1A filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

          (14)(a) Consent of Arthur Andersen LLP is filed herewith.

          (14)(b) Consent of Deloitte & Touche LLP is filed herewith.

          (15)    Not applicable.

          (16)    Not applicable.

          (17)(a) Prospectuses and SAIs for the Trust Shares, Investor Shares, Flex Shares, and Institutional Shares of STI Classic Funds dated October 1, 1998 - incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-036330 as filed October 2, 1998.

          (17)(b) Prospectuses and SAIs for Trust Class Shares of the CrestFunds dated March 31, 1998 - incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number 0000916641-98-000435 as filed on April 7, 1998.

          (17)(c) Prospectus and SAI for the Investor Class A and B Shares of the CrestFunds dated March 31, 1998 - incorporated by reference to the Rule 485(b) filing on Form N-1A with the SEC via EDGAR accession number 0000916641-98-000390 as filed March 31, 1998.

          (17)(d) Audited Financial Statements for the STI Classic Funds dated May 31, 1998 - incorporated by reference to the N-30 D filing with the SEC via EDGAR accession number 0000935069-98-000125 as filed July 30, 1998.

          (17)(e) Audited Financial Statements for the Money Market Funds of the STI Classic Funds dated May 31, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-98-000125 as filed July 30, 1998.

          (17)(f) Semi-Annual Financial Report for the Money Market Funds of the STI Classic Funds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-000011 as filed on January 28, 1999.

          (17)(g) Semi-Annual Financial Report for the STI Classic Funds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number
                  0000935069-99-0009 as filed on January 28, 1999.

          (17)(h) Audited Financial Statements for the CrestFunds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number
                  0000935069-99-00012 as filed January 28, 1999.

          (17)(i) Pro Forma Financial Statements are filed herewith.

Item 17.  Undertakings.

     The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of STI Classic Funds in the city of Oaks, and state of, Pennsylvania on the 1st of March, 1999.

                                       STI Classic Funds

                                       By:   /s/ Mark Nagle
                                            -------------------------------
                                            Mark Nagle, President and Chief
                                            Executive Officer

    As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


         *                                    Trustee        March 1, 1999
----------------------------------
    F. Wendell Gooch

         *                                    Trustee        March 1, 1999
----------------------------------
    Daniel S. Goodrum

         *                                    Trustee        March 1, 1999
----------------------------------
    Jesse S. Hall

         *                                    Trustee        March 1, 1999
----------------------------------
    Wilton Looney

         *                                    Trustee        March 1, 1999
----------------------------------
    Champney A. McNair

         *                                    Trustee        March 1, 1999
----------------------------------
    T. Gordy Germany

         *                                    Trustee        March 1, 1999
----------------------------------
    Bernard F. Sliger

         *                                    Trustee        March 1, 1999
----------------------------------
    Jonathan T. Walton

         *                                    Trustee        March 1, 1999
----------------------------------
    William H. Cammack

         *                                    Controller,    March 1, 1999
----------------------------------            Treasurer &
    Carol Rooney                              Chief Financial
                                              Officer

       /s/ Mark Nagle                         President &    March 1, 1999
---------------------------------             Chief
    Mark Nagle                                Executive
                                              Officer

*  By: /s/ Mark Nagle
---------------------------------
    Mark Nagle, With Power of Attorney
    previously filed

                              Exhibit Index

(1)       Agreement and Declaration of Trust - originally filed with

          Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 on to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)(a) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)(b) Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 on Form N-1A to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

(3)       Not applicable.

(4)       Form of Agreement and Plan of Reorganization is filed herewith.

(5)       Not applicable.

(6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 on Form N-1A filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No.
          0000912057-96-015938 on July 31, 1996.

(6)(b) Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(7)(a) Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(8)       Not applicable.

(9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to
          Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(10)      Not applicable.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12) Opinion and Consent of Hunton & Williams LLP as to tax matters and consequences to be filed by amendment.

(13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 on Form N-1A filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

(14)(a)   Consent of Arthur Andersen LLP is filed herewith.

(14)(b)   Consent of Deloitte & Touche LLP is filed herewith.

(15)      Not applicable.

(16)      Not applicable.

(17)(a) Prospectuses and SAIs for the Trust Shares, Investor Shares, Flex Shares, and Institutional Shares of STI Classic Funds dated October 1, 1998 - incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-036330 as filed October 2, 1998.

(17)(b) Prospectus and SAI for the Trust Class Shares of the CrestFunds dated March 31, 1998 - incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number
          0000916641-98-000435 as filed on April 7, 1998.

(17)(c) Prospectus and SAI for the Investor Class A and B Shares of the CrestFunds dated March 31, 1998 - incorporated by reference to the Rule 485(b) filing on Form N-1A with the SEC via EDGAR accession number 0000916641-98-000390 as filed March 31, 1998.

(17)(d) Audited Financial Statements for the STI Classic Funds dated May 31, 1998 - incorporated by reference to the N-30 D filing with the SEC via EDGAR accession number 0000935069-98-000125 as filed July 30, 1998.

(17)(e) Audited Financial Statements for the Money Market Funds of the STI Classic Funds dated May 31, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number
          0000935069-98-000125 as filed July 30, 1998.

(17)(f) Semi-Annual Financial Report for the Money Market Funds of the STI Classic Funds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-000011 as filed on January 28, 1999.

(17)(g) Semi-Annual Financial Report for the STI Classic Funds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-0009 as filed on January 28, 1999.

(17)(h)   Audited Financial Statements for the CrestFunds dated November 30,
          1998 - incorporated by reference to   the N-30D filing with the
          SEC via EDGAR accession number 0000935069-99-00012 as filed January 28, 1999.

(17)(i)   Pro Forma Financial Statements are filed herewith.